UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-23754

SEI EXCHANGE TRADED FUNDS

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

Timothy D. Barto, Esq.

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-676-1000

Date of fiscal year end: March 31, 2026

Date of reporting period: March 31, 2026

Item 1.   Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Annual Shareholder Report: March 31, 2026

SEI DBi Multi-Strategy Alternative ETF

SEI Exchange Traded Funds - QALT

Principal Listing Exchange: NASDAQ

Fund Overview

This annual shareholder report contains important information about the SEI DBi Multi-Strategy Alternative ETF (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
SEI DBi Multi-Strategy Alternative ETF	$41	0.80%

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

SEI DBi Multi-Strategy Alternative ETF* - $11,829
Bloomberg U.S. Aggregate Bond Index (USD) (TR)† - $11,225
ICE BofA U.S. 3-Month Treasury Bill Index (USD) - $11,357
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
Jun/23
Sep/23
Sep/24
Sep/25
Mar/26

Table Summary
	SEI DBi Multi-Strategy Alternative ETFFootnote Reference*	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference†	ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Jun/23	$10,000	$10,000	$10,000
Sep/23	$10,159	$9,677	$10,131
Sep/24	$10,912	$10,796	$10,684
Sep/25	$11,260	$11,108	$11,152
Mar/26	$11,829	$11,225	$11,357
Footnote	Description
Footnote*	The Fund commenced operations on August 25, 2025 when the SEI Institutional Managed Trust Liquid Alternative Fund (“Acquired Fund”) reorganized into the Fund. For periods prior to August 25, 2025, the Fund’s performance information is based on the performance of the Acquired Fund’s Class F Shares. In anticipation of the reorganization, Acquired Fund Class F shares implemented a contractual fee wavier on August 3, 2025 that limited Class F’s total fund operating expenses to an amount equal to the Fund’s expected total annual fund operation expenses. The Fund’s returns would have only differed from the returns of the Acquired Fund’s Class F Shares to the extent that, prior to the implementation of the contractual fee waiver, the total fund operating expenses of the Class F Shares were higher than the Fund’s current total annual fund operation expenses.
Footnote†	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last six months?

Dynamic Beta Investments (DBi), the Fund’s sole sub-adviser, manages the Fund’s active exposure through a portfolio of exchange-traded futures under a model-driven framework. Futures contracts traded under the strategy span three asset classes: equity indexes, fixed income, and currencies.

The Fund outperformed its primary benchmark, the ICE BofA U.S. 3-Month Treasury Bill Index, from April 1, 2025, to the end of the fiscal year on March 31, 2026. The majority of the gains over the reporting period stemmed from equity index trading. The contribution from currency trading was not significant, while the fixed income sleeve detracted slightly from performance.

The Fund’s equity index trading captured the generally positive momentum across markets prior to the outbreak of the war with Iran heading into March 2026. The Fund’s long exposure to international and emerging-market equities was a notable contributor to performance, with emerging markets in particular benefiting from a weaker U.S. dollar as well as the exposure to the broader artificial intelligence (AI) theme through countries including Taiwan and South Korea. Fund performance also benefited from short exposure to the broad-market S&P 500 Index, which faced a sharp correction in March 2026.

The Fund’s losses within fixed income asset class resulted primarily from short exposure to 30-year U.S. Treasury bonds that the Fund had maintained throughout much of the previous 12-month period. Positioning fluctuated over the reporting period and the Fund ended with short positions in 10- and 30-year Treasurys, and the Secured Overnight Financing Rate (SOFR).

The Fund’s foreign exchange (FX) bucket posted modestly positive performance over the reporting period with meaningful gains from short Japanese yen positioning more than offsetting losses in other currency trades. A sizable long position in the U.S. Dollar Index weighed on performance in April 2025, as the U.S. dollar experienced a notable decline during the first half of the month in response to President Donald Trump’s “Liberation Day” tariff assessments and broader uncertainty pertaining to shifting trade and Federal Reserve (Fed) monetary policy. The Fund’s euro and Canadian dollar trades experienced losses, particularly in March 2026, as the escalating war in the Middle East and subsequent energy crisis sparked a flight to safety, with the U.S. dollar appreciating against numerous major currencies. The Fund had held a long position in the euro since June 2025, but had rotated short by the end of the current reporting period.

Consistent with the Fund’s strategy, all active exposures are implemented through derivatives, specifically exchange-traded futures. Consequently, given prevailing interest-rate levels, Fund performance for the period was enhanced by the yield earned on cash holdings within the futures account.

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	6 months	Annualized Since Inception
SEI DBi Multi-Strategy Alternative ETFFootnote Reference*	5.05%	6.29%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference†	1.05%	4.28%
ICE BofA U.S. 3-Month Treasury Bill Index (USD)	1.83%	4.73%

Since its inception on June 30, 2023. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$184,858	19	$740	0%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	-0.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
S&P 500 Index E-Mini	0.6%
Euro FX	0.1%
U.S. 10-Year Treasury Notes	0.0%
U.S. Dollar Index	0.0%
U.S. Long Treasury Bonds	0.0%
Japanese Yen	0.0%
3 Month SOFR	0.0%
U.S. Long Treasury Bonds	0.0%
MSCI EAFE Index	0.0%
3 Month SOFR	0.0%

Material Fund Changes

The SEI DBi Multi-Strategy Alternative ETF reorganized from SEI Institutional Managed Trust Liquid Alternative Fund ("Predecessor Fund") effective as of the close of business August 22, 2025. The reorganization, approved by the Board of Trustees in 2025, was deemed in the best interest of shareholders. The Fund and the Predecessor Fund have the same investment objectives and principal investment strategies. Returns prior to the reorganization are those of the Predecessor Fund.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SEI DBi Multi-Strategy Alternative ETF

SEI Exchange Traded Funds - QALT

Principal Listing Exchange: NASDAQ

Annual Shareholder Report: March 31, 2026

QALT-AR-2026

Annual Shareholder Report: March 31, 2026

SEI Enhanced Low Volatility U.S. Large Cap ETF

SEI Exchange Traded Funds - SELV

Principal Listing Exchange: Cboe BZX Exchange

Fund Overview

This annual shareholder report contains important information about the SEI Enhanced Low Volatility U.S. Large Cap ETF (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SEI Enhanced Low Volatility U.S. Large Cap ETF	$16	0.15%

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

SEI Enhanced Low Volatility U.S. Large Cap ETF - $14,000
S&P 500 Index (USD) (TR)* - $17,610
Russell 1000 Index (USD) (TR)* - $17,504
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
May/22
Mar/23
Mar/24
Mar/25
Mar/26

Table Summary
	SEI Enhanced Low Volatility U.S. Large Cap ETF	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 1000 Index (USD) (TR)Footnote Reference*
May/22	$10,000	$10,000	$10,000
Mar/23	$10,302	$10,632	$10,617
Mar/24	$11,586	$13,809	$13,787
Mar/25	$13,038	$14,949	$14,866
Mar/26	$14,000	$17,610	$17,504
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

The Fund underperformed its primary benchmark, the Russell 1000 Index, for the 12-month period ending March 31, 2026.

Low-volatility factors underperformed within the U.S. large-cap equity universe over the reporting period. Headwinds were particularly pronounced early in the period following the April 2025 announcement of a 90-day pause in the Trump administration’s tariff policy. This prompted a sharp risk rally in large-cap technology and growth stocks, while defensive stocks lagged. The Fund’s lack of exposure to artificial intelligence (AI)-themed mega-cap tech names such as Nvidia Corp. and Broadcom Inc. were key detractors from performance. Later in the reporting period, investors’ concerns around AI and record capital expenditures by big tech companies prompted a broad rotation with renewed interest in value and defensive stocks, improving Fund performance. Fund performance benefited from strong stock selection within the healthcare sector, including Cardinal Health Inc., Merck & Co. Inc., and Johnson & Johnson. Recent events related to the U.S./Iran conflict have further reinforced low-volatility factor performance. Nevertheless, the Fund’s strategic underweight to higher-beta, mega-cap technology stocks remained the primary detractor from overall performance during the reporting period.

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	Annualized Since Inception
SEI Enhanced Low Volatility U.S. Large Cap ETF	7.38%	9.08%
S&P 500 Index (USD) (TR)Footnote Reference*	17.80%	15.74%
Russell 1000 Index (USD) (TR)Footnote Reference*	17.74%	15.56%

Since its inception on May 18, 2022. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$227,341	77	$269	23%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Materials	0.3%
Energy	2.4%
Consumer Discretionary	3.7%
Utilities	6.1%
Industrials	7.6%
Financials	10.0%
Consumer Staples	12.1%
Communication Services	12.1%
Health Care	18.6%
Information Technology	26.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Johnson & Johnson	3.1%
Walmart	3.0%
AT&T	2.9%
Cardinal Health	2.9%
Cisco Systems	2.8%
Gilead Sciences	2.8%
McKesson	2.7%
Apple	2.7%
Merck	2.5%
Verizon Communications	2.5%

Material Fund Changes

There were no material changes to the Fund during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SEI Enhanced Low Volatility U.S. Large Cap ETF

SEI Exchange Traded Funds - SELV

Principal Listing Exchange: Cboe BZX Exchange

Annual Shareholder Report: March 31, 2026

SELV-AR-2026

Annual Shareholder Report: March 31, 2026

SEI Enhanced U.S. Large Cap Momentum Factor ETF

SEI Exchange Traded Funds - SEIM

Principal Listing Exchange: Cboe BZX Exchange

Fund Overview

This annual shareholder report contains important information about the SEI Enhanced U.S. Large Cap Momentum Factor ETF (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SEI Enhanced U.S. Large Cap Momentum Factor ETF	$17	0.15%

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

SEI Enhanced U.S. Large Cap Momentum Factor ETF - $18,728
S&P 500 Index (USD) (TR)* - $17,610
Russell 1000 Index (USD) (TR)* - $17,504
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
May/22
Mar/23
Mar/24
Mar/25
Mar/26

Table Summary
	SEI Enhanced U.S. Large Cap Momentum Factor ETF	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 1000 Index (USD) (TR)Footnote Reference*
May/22	$10,000	$10,000	$10,000
Mar/23	$10,274	$10,632	$10,617
Mar/24	$13,056	$13,809	$13,787
Mar/25	$14,750	$14,949	$14,866
Mar/26	$18,728	$17,610	$17,504
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

The Fund outperformed its primary benchmark, the Russell 1000 Index, for the 12-month period ending March 31, 2026.

Momentum factors outperformed within the U.S. large-cap equity universe over the reporting period, driven primarily by sustained leadership from technology infrastructure stocks, as well as continued earnings resilience among companies exhibiting strong price trends and upward earnings revisions. Active multi-factor implementation mitigated excess concentration and valuation risks, providing a cushion to performance during market downturns.

While the overall contribution from factors during the reporting period was not significant, Fund performance benefited primarily from an overweight allocation to high-conviction artificial intelligence (AI) infrastructure companies such as Ciena, Corning Inc., Sandisk Corp., and Amphenol Corp., whose shares rallied on insatiable demand from data centers, driving strong revenue growth with substantial backlog. In addition to capturing trends in the defense and materials sectors through overweight positions in Howmet Aerospace, Curtiss-Wright, and Newmont Corporation, the Fund’s initiation of a holding in luxury fashion retailer Tapestry Inc., which we believe has promising revenue growth and improving operating margins, also benefited performance for the period.

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	Annualized Since Inception
SEI Enhanced U.S. Large Cap Momentum Factor ETF	26.97%	17.59%
S&P 500 Index (USD) (TR)Footnote Reference*	17.80%	15.74%
Russell 1000 Index (USD) (TR)Footnote Reference*	17.74%	15.56%

Since its inception on May 18, 2022. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,169,122	70	$1,306	81%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Materials	2.4%
Utilities	2.7%
Consumer Staples	4.5%
Communication Services	8.6%
Financials	8.7%
Health Care	11.2%
Industrials	11.4%
Consumer Discretionary	14.9%
Information Technology	34.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Alphabet, Cl A	6.9%
NVIDIA	6.7%
Microsoft	3.3%
Apple	3.1%
Johnson & Johnson	2.9%
Entergy	2.7%
Ciena	2.7%
Tapestry	2.5%
Bank of New York Mellon	2.5%
Newmont	2.5%

Material Fund Changes

There were no material changes to the Fund during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SEI Enhanced U.S. Large Cap Momentum Factor ETF

SEI Exchange Traded Funds - SEIM

Principal Listing Exchange: Cboe BZX Exchange

Annual Shareholder Report: March 31, 2026

SEIM-AR-2026

Annual Shareholder Report: March 31, 2026

SEI Enhanced U.S. Large Cap Quality Factor ETF

SEI Exchange Traded Funds - SEIQ

Principal Listing Exchange: Cboe BZX Exchange

Fund Overview

This annual shareholder report contains important information about the SEI Enhanced U.S. Large Cap Quality Factor ETF (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SEI Enhanced U.S. Large Cap Quality Factor ETF	$15	0.15%

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

SEI Enhanced U.S. Large Cap Quality Factor ETF - $15,217
S&P 500 Index (USD) (TR)* - $17,610
Russell 1000 Index (USD) (TR)* - $17,504
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
May/22
Mar/23
Mar/24
Mar/25
Mar/26

Table Summary
	SEI Enhanced U.S. Large Cap Quality Factor ETF	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 1000 Index (USD) (TR)Footnote Reference*
May/22	$10,000	$10,000	$10,000
Mar/23	$11,008	$10,632	$10,617
Mar/24	$13,166	$13,809	$13,787
Mar/25	$14,436	$14,949	$14,866
Mar/26	$15,217	$17,610	$17,504
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

The Fund underperformed its primary benchmark, the Russell 1000 Index, for the 12-month period ending March 31, 2026.

Quality factors underperformed within the U.S. large-cap equity universe over the reporting period, as market returns were driven by a narrow group of companies and a one-way trade in artificial intelligence (AI)-linked equities (a market trend where investors favor companies powering AI infrastructure). In this environment, diversified quality exposure and a bias toward lower-volatility characteristics lagged, particularly as market leadership remained concentrated and cyclical sectors, most notably energy, benefited from higher oil prices and renewed inflation concerns.

While the Fund’s structural underweight to expensive, AI-driven mega-cap technology stocks remained a headwind, performance improved modestly as the market transitioned into a more selective “show me the ROI (return on equity)” phase. (Return on equity measures how effectively a company uses shareholders’ equity to generate net income.) However, this shift was insufficient to fully support quality positioning, as leadership remained narrow and cyclicality continued to be rewarded over stable, defensive earnings profiles.

Detractors from Fund performance for the reporting period were concentrated in the information technology sector, where overweight allocations to Gartner Inc., Adobe Inc., and Qualcomm Inc. lagged, while an underweight to NVIDIA Corp. and the lack of exposure to Broadcom Inc. weighed on performance. Positioning in the industrials sector also detracted from performance, reflecting an overweight to Verisk Analytics Inc., and the lack of exposure to Caterpillar Inc. Within the consumer discretionary sector, the Fund’s positions in Booking Holdings Inc. and Domino’s Pizza Inc. underperformed.

These negative effects were only partially offset by the positive contribution of positioning in communication services, including an underweight to Alphabet Inc., and strong stock selection within the healthcare sector.

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	Annualized Since Inception
SEI Enhanced U.S. Large Cap Quality Factor ETF	5.41%	11.45%
S&P 500 Index (USD) (TR)Footnote Reference*	17.80%	15.74%
Russell 1000 Index (USD) (TR)Footnote Reference*	17.74%	15.56%

Since its inception on May 18, 2022. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$555,562	67	$639	34%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Communication Services	7.9%
Financials	8.2%
Consumer Staples	10.2%
Health Care	10.4%
Industrials	12.7%
Consumer Discretionary	16.8%
Information Technology	33.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Apple	7.2%
Microsoft	5.1%
NVIDIA	4.6%
Meta Platforms, Cl A	4.1%
Johnson & Johnson	4.1%
Alphabet, Cl C	3.1%
Cisco Systems	3.0%
Visa, Cl A	2.8%
TJX	2.8%
Mastercard, Cl A	2.7%

Material Fund Changes

There were no material changes to the Fund during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SEI Enhanced U.S. Large Cap Quality Factor ETF

SEI Exchange Traded Funds - SEIQ

Principal Listing Exchange: Cboe BZX Exchange

Annual Shareholder Report: March 31, 2026

SEIQ-AR-2026

Annual Shareholder Report: March 31, 2026

SEI Enhanced U.S. Large Cap Value Factor ETF

SEI Exchange Traded Funds - SEIV

Principal Listing Exchange: Cboe BZX Exchange

Fund Overview

This annual shareholder report contains important information about the SEI Enhanced U.S. Large Cap Value Factor ETF (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SEI Enhanced U.S. Large Cap Value Factor ETF	$17	0.15%

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

SEI Enhanced U.S. Large Cap Value Factor ETF - $17,885
S&P 500 Index (USD) (TR)* - $17,610
Russell 1000 Index (USD) (TR)* - $17,504
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
May/22
Mar/23
Mar/24
Mar/25
Mar/26

Table Summary
	SEI Enhanced U.S. Large Cap Value Factor ETF	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 1000 Index (USD) (TR)Footnote Reference*
May/22	$10,000	$10,000	$10,000
Mar/23	$9,848	$10,632	$10,617
Mar/24	$12,912	$13,809	$13,787
Mar/25	$13,770	$14,949	$14,866
Mar/26	$17,885	$17,610	$17,504
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

The Fund outperformed its primary benchmark, the Russell 1000 Index, for the 12-month period ending March 31, 2026.

Value factors saw flat performance within the U.S. large-cap equity universe over the reporting period as the benefits of positioning in cyclical sectors following the Trump administration’s tariff “Liberation Day” in April 2025 were offset by concentrated market leadership dominated by mega-cap technology stocks and other artificial intelligence (AI)-related names. In this environment, momentum factor outperformed, while quality factors faced material headwinds. Despite these challenges, the Fund outperformed the benchmark, attributable to secondary momentum factor positioning, risk controls, and stock positions benefiting from AI. Despite underweights to the largest, most expensive AI names, the Fund’s positions in relatively less expensive AI beneficiaries which contributed to the relative gains.

Sector allocation effects had little impact on the Fund’s relative performance for the reporting period. At the stock level, key contributors included a position in memory chip-maker Micron Technology Inc., driven by unprecedented demand for its high-bandwidth memory and DRAM chips essential for AI data centers. Additionally, a position in NRG Energy Inc. was a key contributor to Fund performance as the energy supplier had benefited from significant energy demand for AI data centers. In contrast, an underweight allocation to AI chip-maker NVIDIA Corp. hampered Fund performance.

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	Annualized Since Inception
SEI Enhanced U.S. Large Cap Value Factor ETF	29.88%	16.20%
S&P 500 Index (USD) (TR)Footnote Reference*	17.80%	15.74%
Russell 1000 Index (USD) (TR)Footnote Reference*	17.74%	15.56%

Since its inception on May 18, 2022. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,172,541	118	$1,280	44%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Materials	2.8%
Energy	4.2%
Industrials	4.2%
Consumer Staples	4.9%
Utilities	5.9%
Consumer Discretionary	9.3%
Communication Services	11.3%
Health Care	12.1%
Financials	14.7%
Information Technology	29.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
NVIDIA	3.2%
Apple	2.9%
Verizon Communications	2.9%
Alphabet, Cl C	2.6%
Cardinal Health	2.6%
General Motors	2.5%
AT&T	2.4%
Dell Technologies, Cl C	2.3%
Hewlett Packard Enterprise	2.2%
Devon Energy	2.2%

Material Fund Changes

There were no material changes to the Fund during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SEI Enhanced U.S. Large Cap Value Factor ETF

SEI Exchange Traded Funds - SEIV

Principal Listing Exchange: Cboe BZX Exchange

Annual Shareholder Report: March 31, 2026

SEIV-AR-2026

Annual Shareholder Report: March 31, 2026

SEI Select Emerging Markets Equity ETF

SEI Exchange Traded Funds - SEEM

Principal Listing Exchange: NASDAQ

Fund Overview

This annual shareholder report contains important information about the SEI Select Emerging Markets Equity ETF (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SEI Select Emerging Markets Equity ETF	$70	0.60%

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

SEI Select Emerging Markets Equity ETF - $13,129
MSCI Emerging Markets Index (USD) (Gross) - $12,525
$14,000
$13,500
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
Oct/24
Mar/25
Mar/26

Table Summary
	SEI Select Emerging Markets Equity ETF	MSCI Emerging Markets Index (USD) (Gross)
Oct/24	$10,000	$10,000
Mar/25	$9,786	$9,612
Mar/26	$13,129	$12,525

How did the Fund perform in the last year?

The Fund outperformed its primary benchmark, the MSCI Emerging Markets Index (Net) (USD), for the 12-month period ending March 31, 2026.

The reporting period opened with a notable setback from the Trump administration’s ”Liberation Day” tariff shock in early April 2025, which triggered a sharp selloff in emerging-market stocks as reciprocal duties on key Asian exporters raised fears of a global economic growth slowdown. Investor sentiment recovered swiftly, however, as the tariff pause eased, a weakening U.S. dollar provided a meaningful tailwind, and corporate earnings proved resilient.  Late in the period, military escalation in the Middle East triggered an oil-price shock, reviving inflation concerns and pushing yields sharply higher. Value factors led the market due to exposures to energy, materials, and financials, and momentum factors benefited by navigating AI disruption headwinds.  Quality factors lagged on higher interest rates, exposure to information technology (IT), and underweight exposure to energy.

Rewarded value and momentum factor positioning contributed to Fund performance. (Rewarded factors are those that historically have delivered persistently higher returns over passive market benchmarks.) A marginal underweight to IT and an overweight to the consumer discretionary sector detracted from performance. A modest underweight to India and overweight to Korea bolstered Fund performance. At the manager level, SEI Quantitative Investment Management’s (QiM) factor blend portfolio benefited from rewarded factors, while Robeco Institutional Asset Management’s U.S. value portfolio gained on cyclical tailwinds and company-specific issues for Korean memory chip manufacturers. JOHCM (USA)’s momentum portfolio was also enhanced by positions in precious metals miners. Aikya Investment Management’s quality portfolio was hampered by its defensive positioning, limited energy exposure, and lack of exposure to AI semiconductor manufacturers. At the security level, the Fund’s overweight to Samsung Electronics was a notable contributor as the memory chip manufacturer continued to benefit from surging demand for memory chips in AI data centers. The Fund’s position in United Arab Emirates based property developer Emaar Properties weighed on performance following the escalation the Middle East war.

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	Annualized Since Inception
SEI Select Emerging Markets Equity ETF	34.16%	20.24%
MSCI Emerging Markets Index (USD) (Gross)	30.30%	16.47%

Since its inception on October 8, 2024. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$457,120	235	$1,885	90%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Table Summary
Value	Value
Other Countries	7.6%
Saudi Arabia	1.6%
Hungary	1.6%
Mexico	1.9%
Poland	1.9%
United States	2.1%
United Arab Emirates	2.4%
South Africa	4.1%
Brazil	6.1%
India	10.0%
South Korea	15.9%
Taiwan	19.6%
China	24.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing	12.2%
Samsung Electronics	4.7%
Tencent Holdings	3.7%
SK Hynix	2.9%
Alibaba Group Holding	2.3%
iShares Core MSCI Emerging Markets ETF	1.9%
Samsung Electronics, Preference	1.7%
Delta Electronics	1.4%
Petroleo Brasileiro - Petrobras, Preference	1.3%
NetEase	1.2%

Material Fund Changes

There were no material changes to the Fund during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SEI Select Emerging Markets Equity ETF

SEI Exchange Traded Funds - SEEM

Principal Listing Exchange: NASDAQ

Annual Shareholder Report: March 31, 2026

SEEM-AR-2026

Annual Shareholder Report: March 31, 2026

SEI Select International Equity ETF

SEI Exchange Traded Funds - SEIE

Principal Listing Exchange: NASDAQ

Fund Overview

This annual shareholder report contains important information about the SEI Select International Equity ETF (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SEI Select International Equity ETF	$57	0.50%

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

SEI Select International Equity ETF - $13,150
MSCI EAFE Index (USD) (Gross)* - $12,305
$14,000
$13,500
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
Oct/24
Mar/25
Mar/26

Table Summary
	SEI Select International Equity ETF	MSCI EAFE Index (USD) (Gross)Footnote Reference*
Oct/24	$10,000	$10,000
Mar/25	$10,425	$10,096
Mar/26	$13,150	$12,305
Footnote	Description
Footnote*	EAFE – Europe, Australasia, and the Far East

How did the Fund perform in the last year?

The Fund outperformed its primary benchmark, the MSCI EAFE Index (Net) (USD), for the 12-month period ending March 31, 2026.

The reporting period began with the Trump administration’s ”Liberation Day” tariff shock in early April 2025, before investor sentiment recovered as pressures eased and earnings proved resilient. Late in the period, escalating Middle East tensions triggered an oil-price shock, reviving inflation concerns and pushing yields higher, benefiting energy and materials stocks in a broader “risk-off” move. Value factors led the market, helped by cyclical exposures, notably within energy, materials, and financials, and momentum factors benefited by navigating AI disruption headwinds.  Quality factors lagged on higher rates, information technology (IT) exposure, and insufficient energy exposure.

The Fund’s rewarded value and momentum factor positioning contributed positively to performance for the period. (Rewarded factors are those that historically have delivered persistently higher returns over passive market benchmarks.) Sector positioning had a neutral impact, while marginal overweights to Austria, Denmark and Norway benefited performance. At the manager level, SEI Quantitative Investment Management’s (QiM) factor blend portfolio benefited from rewarded factors and positions in Japanese electronic hardware makers and European energy names. Pzena Investment Management’s value portfolio gained ground on cyclical tailwinds across banks, oil producers, and drugmakers. Brown Advisory’s quality portfolio detracted from performance due to its defensive positioning and limited energy exposure. At the security level, the Fund’s underweight to weight-loss and diabetes drugmaker Novo Nordisk A/S contributed positively to performance as the company faced competitive headwinds to its GLP-1 weight-loss drug franchise. Additionally, the position in Japanese telecommunications systems manufacturer Fujikura Ltd. was bolstered by rising demand for its specialized high-density optical fiber cables as a key component of AI data centers. Conversely, an underweight to semiconductor equipment manufacturer ASML Holding N.V. weighed on performance as the company benefited from strong demand for AI chip fabrication.

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	Annualized Since Inception
SEI Select International Equity ETF	26.14%	20.38%
MSCI EAFE Index (USD) (Gross)Footnote Reference*	21.88%	15.08%

Since its inception on October 8, 2024. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$930,981	333	$3,693	70%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Table Summary
Value	Value
Other Countries	13.5%
Norway	1.7%
Ireland	1.7%
Finland	2.1%
Australia	2.1%
Spain	3.9%
Netherlands	4.3%
Italy	4.5%
Switzerland	7.0%
Germany	7.6%
France	9.0%
United Kingdom	18.9%
Japan	22.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
HSBC Holdings	1.9%
GSK	1.4%
Novartis	1.3%
ASML Holding	1.2%
Equinor	1.1%
Murata Manufacturing	1.1%
AstraZeneca	1.1%
ING Groep	1.1%
Roche Holding	0.9%
Barclays	0.9%

Material Fund Changes

 There were no material changes to the Fund during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SEI Select International Equity ETF

SEI Exchange Traded Funds - SEIE

Principal Listing Exchange: NASDAQ

Annual Shareholder Report: March 31, 2026

SEIE-AR-2026

Annual Shareholder Report: March 31, 2026

SEI Select Small Cap ETF

SEI Exchange Traded Funds - SEIS

Principal Listing Exchange: NASDAQ

Fund Overview

This annual shareholder report contains important information about the SEI Select Small Cap ETF (the "Fund") for the period from April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SEI Select Small Cap ETF	$60	0.55%

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

SEI Select Small Cap ETF - $11,012
Russell 2000 Index (USD) (TR)* - $11,599
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
$8,500
Oct/24
Mar/25
Mar/26

Table Summary
	SEI Select Small Cap ETF	Russell 2000 Index (USD) (TR)Footnote Reference*
Oct/24	$10,000	$10,000
Mar/25	$9,404	$9,226
Mar/26	$11,012	$11,599
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

The Fund underperformed its primary benchmark, the Russell 2000 Index, for the 12-month period ending March 31, 2026.

High-volatility stocks led the U.S. small-cap market by a wide margin over the reporting period, which began with a sharp setback from the Trump administration’s ”Liberation Day” tariff shock in early April 2025. Market sentiment improved meaningfully thereafter as tariff pressures eased, the U.S. economy remained resilient, corporate earnings held up, and leadership broadened into precious metals, aerospace and defense, and artificial intelligence (AI)-adjacent beneficiaries such as infrastructure-related businesses. Late in the period, escalating Iran tensions triggered an oil-price shock, reviving inflation concerns and pushing yields higher, benefiting energy and materials stocks in a broader risk-off move. Value factors edged ahead, driven by energy but offset by weakness in the industrials sector. Quality lagged on higher interest rates, information technology exposure, and insufficient energy exposure. Momentum marginally outperformed, aided by navigating AI disruption headwinds in industrials and healthcare.

Against this backdrop, the Fund’s rewarded factor positioning, favoring value, momentum and quality factors, detracted from performance as speculative, unprofitable stocks outperformed. (Rewarded factors historically have delivered persistently higher returns over passive market benchmarks.) The Fund's underweight to energy and overweights to consumer discretionary and consumer staples weighed on performance. At the manager level, SEI Quantitative Investment Management’s (QiM) factor blend portfolio lagged on quality headwinds and underweight to relatively riskier stocks which additionally had a negative impact on QiM’s momentum portfolio along with risk controls. Geneva Capital Management’s quality portfolio detracted from Fund performance on defensive positioning, limited energy exposure, and software holdings vulnerable to AI disruption. Easterly Investment Partners’ value portfolio outperformed via riskier positions in oil refiners and metals producers.

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	1 Year	Annualized Since Inception
SEI Select Small Cap ETF	17.10%	6.75%
Russell 2000 Index (USD) (TR)Footnote Reference*	25.72%	10.57%

Since its inception on October 8, 2024. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$435,085	345	$1,809	98%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Utilities	0.2%
Communication Services	1.3%
Real Estate	2.2%
Consumer Staples	2.2%
Materials	4.6%
Energy	5.2%
Consumer Discretionary	13.0%
Health Care	14.7%
Information Technology	16.0%
Financials	19.7%
Industrials	20.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
CNO Financial Group	1.4%
Bridgebio Pharma	1.2%
TTM Technologies	1.1%
Commercial Metals	1.1%
Clear Secure, Cl A	1.1%
Watts Water Technologies, Cl A	1.0%
Molina Healthcare	1.0%
Nextpower, Cl A	1.0%
Enova International	1.0%
Old National Bancorp	1.0%

Material Fund Changes

There were no material changes to the Fund during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SEI Select Small Cap ETF

SEI Exchange Traded Funds - SEIS

Principal Listing Exchange: NASDAQ

Annual Shareholder Report: March 31, 2026

SEIS-AR-2026

(b)	Not applicable.

Item 2.   Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

Item 3.   Audit Committee Financial Expert.

(a) (1) The Registrant’s Board of Trustees has determined that the Registrant has two audit committee financial experts serving on the audit committee.

(a) (2) The audit committee financial experts are Susan C. Cote and Christine Reynolds. Mses. Cote and Reynolds are independent as defined in Form N-CSR Item 3 (a) (2).

Item 4.   Principal Accountant Fees and Services.

Fees billed by KPMG LLP (“KPMG”) related to the Registrant.

KPMG billed the Registrant aggregate fees for services rendered to the Registrant for the fiscal years 2026 and 2025 as follows:

		Fiscal Year 2026			Fiscal Year 2025
		All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$107,700	N/A	$0	$90,000	N/A	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees (2)	$0	$0	$0	$0	$0	$0
(d)	All Other Fees(3)	$0	$322,203	$0	$0	$245,112	$0

Notes:

(1)	Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(2)	Tax fees include amounts related to tax compliance and consulting services.

(3)	See Item 4(g) for a description of the services comprising the fees disclosed under this category.

(e)(1) The Registrant’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Registrant may be pre-approved. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules on auditor independence and whether the provision of such services would compromise the auditor’s independence.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services: (1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial experts, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor during the following twelve months without obtaining specific pre-approval from the Audit Committee.

The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees (or the manner of their determination) to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	Fiscal 2026	Fiscal 2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not Applicable.

(g)(1) The aggregate non-audit fees and services billed by KPMG for the fiscal years 2026 and 2025 were $322,203 and $245,112, respectively. Non-audit fees consist of a SSAE No. 16 review of fund accounting and administration operations.

(h) During the past fiscal year, the Registrant’s principal accountant provided certain non-audit services to the Registrant’s investment adviser or to entities controlling, controlled by, or under common control with the Registrant’s investment adviser that provide ongoing services to the Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of the Registrant’s Board of Trustees reviewed and considered these non-audit services provided by the Registrant’s principal accountant to the Registrant’s affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable.

(j) Not Applicable.

Item 5.   Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Schedule of Investments.

(a) The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable.

Item 7.   Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements and Financial Highlights filed herein.

March 31, 2026

ANNUAL FINANCIALS AND OTHER INFORMATION

SEI Exchange Traded Funds

SEI DBi Multi-Strategy Alternative ETF
SEI Enhanced Low Volatility U.S. Large Cap ETF
SEI Enhanced U.S. Large Cap Momentum Factor ETF
SEI Enhanced U.S. Large Cap Quality Factor ETF
SEI Enhanced U.S. Large Cap Value Factor ETF
SEI Select Emerging Markets Equity ETF
SEI Select International Equity ETF
SEI Select Small Cap ETF

seic.com

TABLE OF CONTENTS

Financial Statements (Form N-CSR Item 7)
Schedules of Investments	1
Statements of Assets and Liabilities	27
Statements of Operations	29
Statements of Changes in Net Assets	32
Financial Highlights	40
Notes to Financial Statements	41
Report of Independent Registered Public Accounting Firm	55
Notice to Shareholders (Unaudited)	57
Other Information (Form N-CSR Items 8-11) (Unaudited)	58

SCHEDULE OF INVESTMENTS

March 31, 2026

SEI DBi Multi-Strategy Alternative ETF

A list of the open futures contracts held by the Fund at March 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
3 Month SOFR	74	Dec-2027	$17,880	$17,859	$(21)
AUD Currency	182	Jun-2026	13,007	12,526	(481)
CAD Currency	125	Jun-2026	9,231	9,000	(231)
Euro FX	290	Jun-2026	42,146	41,997	(149)
MSCI EAFE Index	161	Jun-2026	23,488	23,354	(134)
MSCI Emerging Markets Index	150	Jun-2026	10,999	10,909	(90)
NASDAQ 100 Index E-Mini	12	Jun-2026	6,032	5,740	(292)
Russell 2000 Index E-Mini	30	Jun-2026	3,842	3,768	(74)
S&P Mid Cap 400 Index E-Mini	10	Jun-2026	3,442	3,397	(45)
U.S. Dollar Index	61	Jun-2026	6,012	6,085	73
U.S. Long Treasury Bonds	11	Jun-2026	1,249	1,253	4
			137,328	135,888	(1,440)
Short Contracts
3 Month SOFR	(108)	Dec-2027	$(26,076)	$(26,064)	$12
Euro FX	(392)	Jun-2026	(56,893)	(56,769)	124
Japanese Yen	(822)	Jun-2026	(65,100)	(65,081)	19
MSCI EAFE Index	(51)	Jun-2026	(7,390)	(7,398)	(8)
MSCI Emerging Markets Index	(13)	Jun-2026	(910)	(946)	(36)
S&P 500 Index E-Mini	(83)	Jun-2026	(28,315)	(27,268)	1,047
U.S. 10-Year Treasury Notes	(324)	Jun-2026	(36,058)	(35,980)	78
U.S. Long Treasury Bonds	(141)	Jun-2026	(16,104)	(16,057)	47
			(236,846)	(235,563)	1,283
			$(99,518)	$(99,675)	$(157)

Percentages are based on Net Assets of $184,858 ($ Thousands).

The following is a summary of the level of inputs used as of March 31, 2026, in valuing the Fund's other financial instruments carried at value ($ Thousands):

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	1,404	–	–	1,404
Unrealized Depreciation	(1,561)	–	–	(1,561)
Total Other Financial Instruments	(157)	–	–	(157)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See “Glossary” for abbreviations.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Exchange Traded Funds	1

SCHEDULE OF INVESTMENTS

March 31, 2026

SEI Enhanced Low Volatility U.S. Large Cap ETF

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 99.4%

Communication Services — 12.1%
Alphabet, Cl A	3,093	$889
Alphabet, Cl C	17,970	5,155
AT&T	225,374	6,534
Comcast, Cl A	147,277	4,228
Fox, Cl A	42,098	2,459
Fox, Cl B	24,949	1,325
T-Mobile US	5,867	1,232
Verizon Communications	112,358	5,640
		27,462
Consumer Discretionary — 3.7%
Booking Holdings	766	3,225
Domino's Pizza	5,834	2,093
McDonald's	8,701	2,704
Yum! Brands	2,944	458
		8,480
Consumer Staples — 12.1%
Altria Group	77,789	5,133
Clorox	11,589	1,201
Colgate-Palmolive	56,354	4,803
General Mills	36,780	1,369
Mondelez International, Cl A	9,060	522
Monster Beverage *	10,782	781
Philip Morris International	13,248	2,191
Procter & Gamble	31,391	4,534
Walmart	55,640	6,915
		27,449
Energy — 2.4%
Chevron	26,184	5,418

Financials — 10.0%
Allstate	6,937	1,438
Berkshire Hathaway, Cl B *	832	398
Chubb	11,232	3,661
Loews	5,675	606
Markel Group *	1,490	2,852
Marsh & McLennan	2,116	367
Mastercard, Cl A	9,386	4,690
Travelers	7,381	2,153
Visa, Cl A	15,209	4,597
W R Berkley	28,685	1,901
		22,663
Health Care — 18.6%
Bristol-Myers Squibb	58,378	3,541
Cardinal Health	30,686	6,484
Cencora	9,316	2,927
Chemed	852	322
Gilead Sciences	45,900	6,397
Johnson & Johnson	28,457	6,956
McKesson	7,126	6,167
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Merck	47,691	$5,737
Pfizer	39,724	1,115
Quest Diagnostics	12,371	2,424
Royalty Pharma, Cl A	5,130	246
		42,316
Industrials — 7.6%
Expeditors International of Washington	27,550	3,946
Genpact	10,190	380
Lockheed Martin	1,176	711
Republic Services, Cl A	24,052	5,268
Snap-on	1,840	668
Verisk Analytics, Cl A	16,108	3,056
Waste Management	14,705	3,379
		17,408
Information Technology — 26.5%
Accenture, Cl A	18,299	3,629
Amdocs	27,034	1,764
Analog Devices	2,258	718
Apple	24,297	6,166
Arrow Electronics *	13,857	1,987
Avnet	18,714	1,153
Cisco Systems	83,000	6,440
Cognizant Technology Solutions, Cl A	76,358	4,685
Dolby Laboratories, Cl A	13,435	807
Dropbox, Cl A *	45,146	1,026
F5 *	11,144	3,224
Gen Digital	99,945	1,882
International Business Machines	14,682	3,559
Microsoft	12,966	4,800
Motorola Solutions	12,142	5,269
Roper Technologies	13,880	4,912
Teledyne Technologies *	6,942	4,200
VeriSign	15,854	3,937
		60,158
Materials — 0.3%
NewMarket	1,258	806

Utilities — 6.1%
Atmos Energy	9,228	1,705
CMS Energy	1,967	153
Consolidated Edison	39,634	4,486
DTE Energy	5,371	785
Duke Energy	33,536	4,391
FirstEnergy	5,801	294
National Fuel Gas	18,444	1,733

2	SEI Exchange Traded Funds

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
NiSource	5,517	$257
		13,804

Total Common Stock
(Cost $207,076) ($ Thousands)		225,964
Total Investments in Securities — 99.4%
(Cost $207,076) ($ Thousands)		$225,964

Percentages are based on Net Assets of $227,341 ($ Thousands).

*	Non-income producing security.

††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

As of March 31, 2026, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Exchange Traded Funds	3

SCHEDULE OF INVESTMENTS

March 31, 2026

SEI Enhanced U.S. Large Cap Momentum Factor ETF

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 99.2%

Communication Services — 8.6%
Alphabet, Cl A	282,533	$81,245
Fox, Cl A	111,472	6,510
Fox, Cl B	122,214	6,490
Omnicom Group	64,546	4,861
Reddit, Cl A *	9,851	1,326
ROBLOX, Cl A *	27	2
		100,434
Consumer Discretionary — 14.9%
Amazon.com *	24,448	5,092
Amer Sports *	98,968	3,258
Booking Holdings	4,399	18,521
Dillard's, Cl A	9	5
eBay	261,142	23,769
Expedia Group	85,799	19,810
Five Below *	51,927	11,864
Garmin	8,320	1,931
Ralph Lauren, Cl A	36,970	12,717
Ross Stores	120,340	26,069
Tapestry	209,579	29,574
Ulta Beauty *	40,753	21,302
		173,912
Consumer Staples — 4.5%
Hershey	109,122	22,686
Keurig Dr Pepper	709,030	18,669
Walmart	87,780	10,909
		52,264
Financials — 8.7%
Bank of New York Mellon	246,204	29,207
CME Group, Cl A	17,974	5,308
Goldman Sachs Group	29,508	24,963
Interactive Brokers Group, Cl A	93,171	6,249
Invesco	341,004	8,283
Nasdaq	45,893	3,896
Northern Trust	171,202	23,895
SoFi Technologies *	42	1
		101,802
Health Care — 11.2%
AbbVie	19,597	4,262
Boston Scientific *	171	11
Cardinal Health	120,455	25,453
Cencora	82,760	25,998
IDEXX Laboratories *	2,582	1,451
Insulet *	62,790	13,176
Johnson & Johnson	140,815	34,421
Stryker	34,272	11,261
Veeva Systems, Cl A *	83,917	14,741
		130,774
Industrials — 11.4%
Caterpillar	31,282	22,162
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Cummins	8,764	$4,715
Curtiss-Wright	17,914	12,201
Howmet Aerospace	59,002	13,598
Huntington Ingalls Industries	37,493	14,244
nVent Electric	150,380	17,787
Parker-Hannifin	28,462	25,480
Vertiv Holdings, Cl A	8,778	2,200
Woodward	57,701	20,652
		133,039
Information Technology — 34.8%
Amphenol, Cl A	148,850	18,807
Apple	144,413	36,651
Applied Materials	66,760	22,818
AppLovin, Cl A *	25,729	10,240
Arista Networks *	39,802	4,887
Astera Labs *	19,173	2,101
Broadcom	21,098	6,530
Ciena *	80,439	31,229
Corning	197,042	26,792
International Business Machines	94,379	22,877
Jabil	98,801	26,244
Lam Research	128,383	27,430
Lumentum Holdings *	2,982	2,096
MACOM Technology Solutions Holdings *	6,003	1,333
Micron Technology	37,209	12,571
Microsoft	102,802	38,054
NVIDIA	449,970	78,475
Palantir Technologies, Cl A *	88,600	12,960
Samsara, Cl A *	65,545	2,077
Sandisk *	29,254	18,586
Snowflake, Cl A *	28,939	4,365
		407,123
Materials — 2.4%
Newmont	264,878	28,673

Utilities — 2.7%
Entergy	285,456	32,074
Total Common Stock
(Cost $1,049,088) ($ Thousands)		1,160,095
Total Investments in Securities — 99.2%
(Cost $1,049,088) ($ Thousands)		$1,160,095

Percentages are based on Net Assets of $1,169,122 ($ Thousands).

*	Non-income producing security.

††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

As of March 31, 2026, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

4	SEI Exchange Traded Funds

See “Glossary” for abbreviations.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Exchange Traded Funds	5

SCHEDULE OF INVESTMENTS

March 31, 2026

SEI Enhanced U.S. Large Cap Quality Factor ETF

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 99.6%

Communication Services — 7.9%
Alphabet, Cl C	60,382	$17,321
Match Group	114,576	3,518
Meta Platforms, Cl A	40,001	22,886
		43,725
Consumer Discretionary — 16.8%
Airbnb, Cl A *	46,918	5,925
Amazon.com *	14,565	3,033
AutoZone *	383	1,294
Booking Holdings	3,260	13,726
Domino's Pizza	17,685	6,345
eBay	80,167	7,297
Etsy *	10,917	546
H&R Block	75,644	2,401
Home Depot	2,602	856
McDonald's	20,093	6,245
NVR *	618	4,072
O'Reilly Automotive *	33,975	3,136
TJX	97,429	15,559
Ulta Beauty *	18,240	9,534
Yum! Brands	86,212	13,404
		93,373
Consumer Staples — 10.2%
Altria Group	221,894	14,643
Colgate-Palmolive	157,265	13,404
Kimberly-Clark	30,882	2,979
Monster Beverage *	68,505	4,964
Philip Morris International	47,282	7,818
Procter & Gamble	87,770	12,677
		56,485
Financials — 8.2%
Mastercard, Cl A	30,564	15,272
Moody's	27,466	11,982
MSCI, Cl A	5,186	2,795
Visa, Cl A	52,139	15,758
		45,807
Health Care — 10.4%
Edwards Lifesciences *	60,716	4,862
Exelixis *	87,584	3,757
IDEXX Laboratories *	2,751	1,546
Johnson & Johnson	92,540	22,620
Mettler-Toledo International *	2,225	2,806
ResMed	48,006	10,776
Vertex Pharmaceuticals *	16,479	7,359
Zoetis, Cl A	32,947	3,895
		57,621
Industrials — 12.7%
A O Smith	53,094	3,501
Cintas	7,122	1,204
Donaldson	53,919	4,576
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Fastenal	48,490	$2,250
Graco	83,780	7,092
Illinois Tool Works	49,664	12,927
Lennox International	4,358	2,023
Otis Worldwide	115,836	8,929
Paychex	7,336	676
Rollins	13,493	721
Snap-on	10,142	3,684
Verisk Analytics, Cl A	48,750	9,250
WW Grainger	12,875	14,044
		70,877
Information Technology — 33.4%
Adobe *	46,319	11,259
Apple	157,486	39,968
Autodesk *	46,729	11,187
Cadence Design Systems *	5,266	1,463
Cisco Systems	211,393	16,402
Dolby Laboratories, Cl A	28,382	1,705
F5 *	28,701	8,304
Fair Isaac *	959	1,024
Fortinet *	17,063	1,394
Intuit	5,470	2,365
KLA	2,451	3,609
Lam Research	13,482	2,881
Manhattan Associates *	28,027	3,731
Microsoft	76,104	28,172
Motorola Solutions	5,962	2,587
NVIDIA	146,582	25,564
QUALCOMM	96,569	12,436
VeriSign	45,820	11,380
		185,431

Total Common Stock
(Cost $549,707) ($ Thousands)		553,319
Total Investments in Securities — 99.6%
(Cost $549,707) ($ Thousands)		$553,319

Percentages are based on Net Assets of $555,562 ($ Thousands).

*	Non-income producing security.

††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

As of March 31, 2026, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

6	SEI Exchange Traded Funds

SCHEDULE OF INVESTMENTS

March 31, 2026

SEI Enhanced U.S. Large Cap Value Factor ETF

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 99.3%

Communication Services — 11.3%
Alphabet, Cl C	105,932	$30,388
AT&T	983,429	28,510
Comcast, Cl A	180,849	5,192
Fox	174,278	10,178
Fox, Cl B	115,576	6,137
Liberty Global, Cl A *	106,353	1,286
Meta Platforms, Cl A	3,744	2,142
Millicom International Cellular	88,745	6,651
Nexstar Media Group, Cl A	12,494	2,259
Omnicom Group	54,594	4,111
Sirius XM Holdings	94,538	2,182
Verizon Communications	667,872	33,527
		132,563
Consumer Discretionary — 9.3%
ADT	451,687	2,968
Amazon.com *	21,936	4,569
BorgWarner	189,590	10,287
Carnival	454,736	11,768
Expedia Group	47,942	11,069
Ford Motor	1,799,005	20,760
General Motors	401,271	29,895
H&R Block	129,677	4,116
Lear	45,723	5,536
Macy's	237,747	4,301
Travel + Leisure	56,846	3,933
		109,202
Consumer Staples — 4.9%
Albertsons, Cl A	356,900	6,082
Archer-Daniels-Midland	105,312	7,655
Ingredion	56,475	6,362
Kroger	343,595	24,863
Pilgrim's Pride	36,205	1,367
Post Holdings *	44,211	4,371
Seaboard	115	650
US Foods Holding *	66,945	6,173
		57,523
Energy — 4.2%
APA	313,962	13,325
Chord Energy	53,189	7,562
Devon Energy	519,581	26,145
HF Sinclair	24,984	1,559
		48,591
Financials — 14.7%
Affiliated Managers Group	26,110	7,225
Ally Financial	228,244	8,954
Axis Capital Holdings	64,941	6,586
Bank OZK	89,163	4,092
Citigroup	168,030	19,056
Corebridge Financial	248,107	5,920
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Lincoln National	147,966	$5,253
Old Republic International	99,481	3,969
OneMain Holdings, Cl A	98,538	5,271
Popular	60,102	8,064
Prudential Financial	165,242	16,142
Regions Financial	649,239	16,958
Reinsurance Group of America	55,283	11,287
RenaissanceRe Holdings	41,075	12,209
Rithm Capital ‡	417,563	3,958
Synchrony Financial	325,983	22,173
Unum Group	164,307	11,999
Western Union	291,871	2,548
		171,664
Health Care — 12.1%
Bristol-Myers Squibb	99,735	6,049
Cardinal Health	143,591	30,342
Cencora	20,232	6,356
CVS Health	59,706	4,288
DaVita *	2,905	446
Exelixis *	7,271	312
GE HealthCare Technologies	15,732	1,120
Gilead Sciences	118,524	16,519
HCA Healthcare	30,295	14,337
Jazz Pharmaceuticals *	51,649	9,764
McKesson	17,134	14,827
Medtronic	11,661	1,010
Pfizer	375,438	10,542
Solventum *	20,576	1,344
Tenet Healthcare *	71,563	13,505
Universal Health Services, Cl B	10,427	1,866
Viatris, Cl W	659,545	8,910
		141,537
Industrials — 4.2%
American Airlines Group *	555,561	5,967
Concentrix	42,907	1,174
Delta Air Lines	125,648	8,353
Leidos Holdings	86,497	13,452
Lockheed Martin	11,842	7,157
Ryder System	18,078	3,701
Textron	13,220	1,157
United Airlines Holdings *	94,992	8,746
		49,707
Information Technology — 29.9%
Adobe *	101,904	24,771
Amdocs	103,192	6,734
Amkor Technology	95,436	4,297
Apple	135,343	34,349
Arrow Electronics *	59,908	8,591
Avnet	79,293	4,886
Cirrus Logic *	15,714	2,273
Cisco Systems	23,255	1,804

SEI Exchange Traded Funds	7

SCHEDULE OF INVESTMENTS

March 31, 2026

SEI Enhanced U.S. Large Cap Value Factor ETF (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Cognizant Technology Solutions, Cl A	226,666	$13,906
Dell Technologies, Cl C	167,413	27,477
Dolby Laboratories, Cl A	56,056	3,367
Dropbox, Cl A *	170,803	3,881
DXC Technology *	156,939	1,973
F5 *	25,892	7,491
Flex *	352,899	23,101
Gen Digital	526,086	9,906
Hewlett Packard Enterprise	1,105,315	26,318
Micron Technology	50,870	17,186
Microsoft	70,555	26,117
NetApp	174,644	17,882
NVIDIA	217,531	37,937
Pegasystems	82,886	3,528
QUALCOMM	120,796	15,556
RingCentral, Cl A	38,427	1,429
Skyworks Solutions	44,650	2,391
TD SYNNEX	47,963	8,092
Teradata *	86,297	2,212
Vontier	126,859	4,500
Zoom Communications, Cl A *	106,803	8,586
		350,541
Materials — 2.8%
Alcoa	212,975	14,127
Crown Holdings	101,657	10,191
Mosaic	120,287	3,067
Newmont	52,850	5,721
		33,106
Utilities — 5.9%
Consolidated Edison	14,107	1,597
Edison International	264,891	19,385
Exelon	513,449	25,169
FirstEnergy	67,874	3,438
MDU Resources Group	177,626	3,680
NRG Energy	62,734	9,168
UGI	189,748	6,911
		69,348

Total Common Stock
(Cost $1,013,797) ($ Thousands)		1,163,782
Total Investments in Securities — 99.3%
(Cost $1,013,797) ($ Thousands)		$1,163,782

Percentages are based on Net Assets of $1,172,541 ($ Thousands).

*	Non-income producing security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

‡	Real Estate Investment Trust.

As of March 31, 2026, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

8	SEI Exchange Traded Funds

SCHEDULE OF INVESTMENTS

March 31, 2026

SEI Select Emerging Markets Equity ETF

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 92.8%
Brazil — 3.7%
Communication Services — 0.9%
Telefonica Brasil	268,930	$2,118
TIM	371,870	1,954
		4,072

Consumer Discretionary — 1.2%
Cyrela Brazil Realty Empreendimentos e Participacoes	215,160	1,129
Ultrapar Participacoes	332,782	1,826
Vibra Energia	427,118	2,578
		5,533

Consumer Staples — 0.3%
Natura Cosmeticos *	255,601	509
Raia Drogasil	207,029	929
		1,438

Financials — 0.4%
Banco BTG Pactual	85,780	929
Brasil Bolsa Balcao	271,300	956
		1,885

Information Technology — 0.2%
TOTVS	142,078	953

Utilities — 0.7%
Axia Energia	200,060	2,242
CPFL Energia	106,067	989
		3,231
Total Brazil		17,112

Chile — 0.8%
Consumer Discretionary — 0.2%
Falabella	125,820	764

Financials — 0.2%
Banco de Chile	5,998,082	1,080

Industrials — 0.2%
Latam Airlines Group	36,625,803	895

Real Estate — 0.2%
Plaza	219,065	925
Total Chile		3,664

China — 24.2%
Communication Services — 5.5%
Baidu, Cl A *	86,973	1,173
Hello Group ADR	95,895	552
JOYY ADR	15,073	880
NetEase	256,472	5,578
Tencent Holdings	277,231	17,114
		25,297
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Consumer Discretionary — 7.0%
Alibaba Group Holding	698,727	$10,605
China Tourism Group Duty Free, Cl H	76,300	632
Geely Automobile Holdings	1,430,920	3,818
Haier Smart Home, Cl H	1,062,819	2,809
Hangzhou Robam Appliances, Cl A	308,200	942
JD.com, Cl A	109,055	1,575
Meituan, Cl B *	64,285	680
Midea Group, Cl A	93,300	1,031
New Oriental Education & Technology Group	369,000	2,052
PDD Holdings ADR *	24,785	2,533
Pop Mart International Group	36,680	672
TCL Electronics Holdings	631,900	1,028
Trip.com Group	27,030	1,313
Vipshop Holdings ADR	155,764	2,449
		32,139

Consumer Staples — 1.0%
Foshan Haitian Flavouring & Food, Cl A	185,700	1,102
Hengan International Group	264,300	927
JD Health International *	229,800	1,380
Want Want China Holdings	1,797,600	1,057
		4,466

Energy — 0.3%
PetroChina, Cl H	1,006,600	1,380

Financials — 4.6%
Agricultural Bank of China, Cl H	1,666,300	1,184
China CITIC Bank, Cl H	2,481,000	2,500
China Construction Bank, Cl A	895,500	1,251
China Life Insurance, Cl H	852,005	2,673
China Pacific Insurance Group, Cl A	142,200	764
China Pacific Insurance Group, Cl H	198,565	807
CITIC Securities, Cl H	257,800	782
FinVolution Group ADR	71,039	340
Hithink RoyalFlush Information Network, Cl A	19,900	860
Industrial & Commercial Bank of China, Cl H	2,251,617	1,970
New China Life Insurance, Cl A	86,000	766
New China Life Insurance, Cl H	185,100	1,093
People's Insurance Group of China, Cl H	3,217,931	2,216
PICC Property & Casualty, Cl H	753,348	1,370
Ping An Insurance Group of China, Cl H	315,571	2,393
		20,969

Health Care — 1.2%
Hansoh Pharmaceutical Group	340,400	1,541
Innovent Biologics *	193,500	2,095
Sino Biopharmaceutical	1,039,220	781
WuXi AppTec, Cl A	69,300	984
		5,401

Industrials — 2.7%
Airtac International Group	29,050	902

SEI Exchange Traded Funds	9

SCHEDULE OF INVESTMENTS

March 31, 2026

SEI Select Emerging Markets Equity ETF (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Centre Testing International Group, Cl A	730,078	$1,475
Contemporary Amperex Technology, Cl A	43,800	2,547
COSCO SHIPPING Holdings, Cl A	546,400	1,187
COSCO SHIPPING Holdings, Cl H	882,200	1,677
Dongfang Electric, Cl H	174,400	756
Sany Heavy Industry, Cl A	282,400	786
Sinopec Engineering Group, Cl H	840,940	631
Yangzijiang Shipbuilding Holdings	436,606	1,279
Zoomlion Heavy Industry Science and Technology, Cl H	908,100	1,002
		12,242
Information Technology — 0.5%
Shengyi Technology, Cl A	96,300	755
Shenzhen Sunlord Electronics, Cl A	167,500	822
Zhongji Innolight, Cl A	10,400	857
		2,434
Materials — 1.0%
China Hongqiao Group	198,595	880
CMOC Group, Cl A	300,300	745
Fufeng Group	848,500	749
Zijin Mining Group, Cl A	242,700	1,150
Zijin Mining Group, Cl H	250,300	1,097
		4,621
Real Estate — 0.2%
China Resources Land	244,030	891

Utilities — 0.2%
Beijing Enterprises Holdings	185,900	709
Total China		110,549
Colombia — 0.3%
Financials — 0.3%
Grupo Cibest ADR	18,747	1,365

Egypt — 0.6%
Financials — 0.6%
Commercial International Bank	1,315,702	2,917

Greece — 0.8%
Communication Services — 0.2%
Hellenic Telecommunications Organization	47,649	896

Consumer Discretionary — 0.3%
Allwyn	58,639	885
JUMBO	30,174	764
		1,649
Financials — 0.3%
Eurobank	335,188	1,316
Total Greece		3,861
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Hong Kong — 0.5%
Consumer Staples — 0.5%
WH Group	1,722,440	$2,254

Hungary — 1.6%
Energy — 0.5%
MOL Hungarian Oil & Gas	214,986	2,537

Financials — 0.9%
OTP Bank Nyrt	37,774	3,992

Health Care — 0.2%
Richter Gedeon Nyrt	26,860	949
Total Hungary		7,478

India — 10.0%
Communication Services — 0.3%
Bharti Airtel	37,295	701
Indus Towers *	188,237	830
		1,531
Consumer Discretionary — 1.5%
Eicher Motors	24,027	1,668
Hero MotoCorp	49,659	2,651
Mahindra & Mahindra	23,198	723
Maruti Suzuki India	8,447	1,096
MRF	495	670
		6,808
Consumer Staples — 1.0%
Britannia Industries	25,312	1,447
Marico	255,562	1,983
Nestle India	68,780	852
		4,282
Energy — 1.8%
Bharat Petroleum	706,361	2,093
Great Eastern Shipping	65,470	976
Indian Oil	432,411	617
Oil & Natural Gas	1,327,744	3,985
Reliance Industries	48,860	692
		8,363
Financials — 2.6%
Bank of Baroda	558,093	1,457
Canara Bank	1,230,903	1,602
General Insurance	128,412	491
HDFC Bank	221,935	1,712
ICICI Bank ADR	40,447	1,048
Karur Vysya Bank	290,830	887
L&T Finance	247,591	627
LIC Housing Finance	170,819	892
Muthoot Finance	64,627	2,153
Shriram Finance	117,421	1,080
		11,949

10	SEI Exchange Traded Funds

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)

Health Care — 0.9%
Aurobindo Pharma	76,531	$1,053
Dr Reddy's Laboratories	135,085	1,787
Sun Pharmaceutical Industries	73,090	1,354
		4,194
Industrials — 0.2%
Ashok Leyland	659,220	1,071

Information Technology — 0.5%
Infosys ADR	154,271	2,084

Materials — 1.2%
Chambal Fertilisers and Chemicals	103,132	464
Hindalco Industries	75,424	703
National Aluminium	432,010	1,759
NMDC	842,459	677
Vedanta	244,430	1,688
		5,291
Total India		45,573
Indonesia — 1.4%
Communication Services — 0.2%
Telkom Indonesia Persero	4,918,125	886

Energy — 0.2%
United Tractors	494,430	903

Financials — 0.6%
Bank Central Asia	2,656,923	1,008
Bank Mandiri Persero	3,361,335	934
Bank Rakyat Indonesia Persero	3,940,807	772
		2,714
Industrials — 0.3%
Astra International	3,159,203	1,162

Utilities — 0.1%
Perusahaan Gas Negara	5,938,874	645
Total Indonesia		6,310
Kuwait — 0.4%
Communication Services — 0.4%
Mobile Telecommunications KSCP	914,615	1,684

Malaysia — 0.3%
Financials — 0.2%
Public Bank	701,850	811

Industrials — 0.1%
Zetrix Ai	3,352,403	613
Total Malaysia		1,424
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Mexico — 1.9%

Consumer Staples — 0.7%
Fomento Economico Mexicano	262,578	$2,891

Financials — 1.2%
Banco del Bajio	425,170	1,305
Gentera	332,428	937
Grupo Financiero Banorte, Cl O	304,946	3,355
		5,597
Total Mexico		8,488
Philippines — 0.5%
Financials — 0.2%
Metropolitan Bank & Trust	837,184	875

Industrials — 0.3%
International Container Terminal Services	130,467	1,478
Total Philippines		2,353
Poland — 1.9%
Energy — 0.4%
ORLEN	48,144	1,735

Financials — 1.1%
Alior Bank	27,520	817
Bank Polska Kasa Opieki	71,769	4,187
		5,004
Materials — 0.2%
KGHM Polska Miedz *	11,801	848

Utilities — 0.2%
Enea	145,579	960
Total Poland		8,547
Qatar — 0.5%
Communication Services — 0.4%
Ooredoo QPSC	516,646	1,762

Real Estate — 0.1%
Barwa Real Estate	809,504	516
Total Qatar		2,278
Saudi Arabia — 1.6%
Communication Services — 0.4%
Etihad Etisalat	89,236	1,553

Energy — 0.6%
Saudi Arabian Oil	343,600	2,509

Financials — 0.3%
Riyad Bank	183,675	1,443

SEI Exchange Traded Funds	11

SCHEDULE OF INVESTMENTS

March 31, 2026

SEI Select Emerging Markets Equity ETF (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Materials — 0.2%
SABIC Agri-Nutrients	27,391	$1,058

Real Estate — 0.1%
Arabian Centres	135,745	618
Total Saudi Arabia		7,181

South Africa — 4.1%
Communication Services — 0.2%
Vodacom Group	102,005	860

Consumer Discretionary — 0.7%
Naspers, Cl N	59,740	3,008

Consumer Staples — 0.9%
AVI	238,417	1,446
Bid	40,265	959
Clicks Group	35,523	601
Tiger Brands	66,680	1,165
		4,171
Energy — 0.2%
Exxaro Resources	80,090	1,051

Financials — 0.7%
Absa Group	105,459	1,486
Capitec Bank Holdings	4,069	980
Nedbank Group	55,817	870
		3,336
Materials — 1.0%
Anglo American	20,953	881
Anglogold Ashanti	17,640	1,693
Harmony Gold Mining	64,201	960
Kumba Iron Ore	44,146	823
		4,357
Real Estate — 0.4%
Growthpoint Properties ‡	909,999	860
Resilient REIT ‡	190,994	883
		1,743
Total South Africa		18,526
South Korea — 14.0%
Communication Services — 0.5%
KT ADR *	44,486	954
LG Uplus	132,694	1,346
		2,300
Consumer Discretionary — 1.5%
Hankook Tire & Technology	38,447	1,358
Hyundai Mobis	5,748	1,419
Hyundai Motor	3,090	899
Kia	24,257	2,299
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
LG Electronics	14,404	$993
		6,968
Consumer Staples — 0.5%
APR	5,800	1,276
KT&G	8,774	912
		2,188
Financials — 2.4%
Hana Financial Group	51,803	3,605
KB Financial Group	13,596	1,260
Korea Investment Holdings	6,849	905
Shinhan Financial Group	48,415	2,772
Woori Financial Group	119,308	2,497
		11,039
Industrials — 1.3%
GS Holdings	23,746	989
Hyundai Rotem	5,434	601
Samsung E&A	40,400	942
SK	4,391	863
SK Square *	8,094	2,465
		5,860
Information Technology — 7.8%
Samsung Electro-Mechanics	3,589	955
Samsung Electronics	195,507	21,342
SK Hynix	25,324	13,343
		35,640
Total South Korea		63,995
Taiwan — 19.6%
Communication Services — 0.3%
Chunghwa Telecom	324,101	1,348

Consumer Staples — 0.2%
Uni-President Enterprises	440,413	978

Financials — 0.5%
Cathay Financial Holding	426,700	938
CTBC Financial Holding	826,972	1,327
		2,265
Industrials — 0.7%
Bizlink Holding	19,600	1,067
Eva Airways	1,138,335	1,209
United Integrated Services	35,800	919
		3,195
Information Technology — 17.7%
Advantech	143,748	1,432
ASE Technology Holding	98,100	1,008
ASPEED Technology	3,603	1,206
Asustek Computer	52,768	906
Chroma ATE	30,762	1,410
Delta Electronics	147,410	6,363

12	SEI Exchange Traded Funds

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Genius Electronic Optical	60,832	$832
Hon Hai Precision Industry	261,803	1,535
King Slide Works	8,998	894
Largan Precision	13,544	913
MediaTek	73,148	3,409
Taiwan Semiconductor Manufacturing	1,013,046	55,770
Tripod Technology	112,542	1,192
United Microelectronics	574,900	1,016
Wiwynn	10,900	1,125
Yageo	272,592	2,076
		81,087
Real Estate — 0.2%
Highwealth Construction	825,400	899
Total Taiwan		89,772
Thailand — 1.1%
Energy — 0.9%
PTT Exploration & Production NVDR	648,996	3,178
Star Petroleum Refining NVDR	4,284,330	922
		4,100
Financials — 0.2%
Kasikornbank NVDR	157,918	915
Total Thailand		5,015
Turkey — 0.4%
Communication Services — 0.2%
Turkcell Iletisim Hizmetleri	365,480	870
Financials — 0.2%
Yapi ve Kredi Bankasi *	1,047,828	778
Total Turkey		1,648
United Arab Emirates — 2.4%
Financials — 0.8%
Dubai Islamic Bank PJSC	459,899	916
Emirates NBD Bank PJSC	229,438	1,671
First Abu Dhabi Bank PJSC	265,395	1,228
		3,815
Industrials — 0.4%
Air Arabia PJSC	823,659	913
Dubai Investments PJSC	852,580	877
		1,790
Real Estate — 1.2%
Emaar Development PJSC	533,280	1,960
Emaar Properties PJSC	1,139,340	3,629
		5,589
Total United Arab Emirates		11,194
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
United States — 0.2%
Materials — 0.2%
Titan	16,670	$864

Total Common Stock
(Cost $374,505) ($ Thousands)		424,052

PREFERRED STOCK — 4.3%
Brazil — 2.4%
Consumer Discretionary — 0.1%
Cyrela Brazil Realty Empreendimentos e Participacoes*(A)	57,791	281

Energy — 1.3%
Petroleo Brasileiro - Petrobras(A)	628,577	5,848

Financials — 1.0%
Banco Bradesco (A)	269,029	988
Itau Unibanco Holding (A)	268,860	2,239
Itausa(A)	592,863	1,580
		4,807
Total Brazil		10,936

South Korea — 1.9%
Consumer Discretionary — 0.2%
Hyundai Motor(A)	6,511	974

Information Technology — 1.7%
Samsung Electronics(A)	102,367	7,619
Total South Korea		8,593

Total Preferred Stock
(Cost $14,336) ($ Thousands)		19,529

EXCHANGE-TRADED FUND — 1.9%
United States — 1.9%
International Equity — 1.9%
iShares Core MSCI Emerging Markets ETF	127,400	8,886

Total Exchange-Traded Fund
(Cost $8,685) ($ Thousands)		8,886
Total Investments in Securities — 99.0%
(Cost $397,526) ($ Thousands)		$452,467

Percentages are based on Net Assets of $457,120 ($ Thousands).

*	Non-income producing security.

††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

‡	Real Estate Investment Trust.

(A)	No interest rate available.

As of March 31, 2026, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

SEI Exchange Traded Funds	13

SCHEDULE OF INVESTMENTS

March 31, 2026

SEI Select Emerging Markets Equity ETF (Concluded)

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

14	SEI Exchange Traded Funds

SCHEDULE OF INVESTMENTS

March 31, 2026

SEI Select International Equity ETF

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.5%
Australia — 2.1%
Consumer Discretionary — 0.4%
Aristocrat Leisure	29,905	$929
Eagers Automotive	76,827	1,184
Lottery	334,456	1,232
		3,345
Energy — 0.3%
Woodside Energy Group	71,816	1,724
Yancoal Australia	269,584	1,531
		3,255
Financials — 0.5%
Medibank Pvt	587,515	1,754
National Australia Bank	43,072	1,223
QBE Insurance Group	97,785	1,422
		4,399
Health Care — 0.1%
Cochlear	6,518	755

Industrials — 0.1%
Brambles	90,616	1,402

Materials — 0.4%
Fortescue	100,388	1,396
Perseus Mining	448,224	1,581
Ramelius Resources	486,956	1,224
		4,201
Real Estate — 0.3%
Charter Hall Group ‡	106,780	1,363
Dexus ‡	242,296	982
		2,345
Total Australia		19,702

Austria — 1.2%

Energy — 0.2%
OMV	23,688	1,725

Financials — 0.7%
Erste Group Bank	49,154	5,239
Raiffeisen Bank International	33,878	1,419
		6,658
Industrials — 0.1%
ANDRITZ	16,559	1,135

Materials — 0.2%
voestalpine	47,521	2,071
Total Austria		11,589

Belgium — 1.2%

Financials — 0.8%
Ageas	22,513	1,636

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
KBC Group	46,870	$5,643
		7,279
Health Care — 0.3%
UCB	8,559	2,549

Materials — 0.1%
Umicore	71,270	1,329
Total Belgium		11,157

Brazil — 0.3%

Materials — 0.3%
Yara International	48,876	2,830

China — 0.8%

Consumer Discretionary — 0.2%
Prosus	31,528	1,416

Consumer Staples — 0.1%
Wilmar International	460,803	1,375

Industrials — 0.5%
SITC International Holdings	403,733	1,755
Yangzijiang Shipbuilding Holdings	1,134,807	3,325
		5,080
Total China		7,871

Denmark — 1.6%

Financials — 1.1%
Danske Bank	135,364	6,518
Jyske Bank	10,364	1,406
Ringkjoebing Landbobank	8,551	2,029
		9,953
Industrials — 0.5%
AP Moller - Maersk, Cl A	792	1,921
ISS	45,999	1,664
Per Aarsleff Holding	10,664	1,222
		4,807
Total Denmark		14,760

Finland — 2.1%

Financials — 0.3%
Nordea Bank Abp	151,365	2,559

Health Care — 0.2%
Orion, Cl B	18,340	1,473

Industrials — 1.0%
Kone, Cl B	65,618	4,142
Konecranes	64,620	2,080
Metso	208,249	3,537
		9,759

SEI Exchange Traded Funds	15

SCHEDULE OF INVESTMENTS

March 31, 2026

SEI Select International Equity ETF (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Information Technology — 0.6%
Nokia	693,731	$5,432
Total Finland		19,223

France — 9.0%

Communication Services — 0.8%
Canal+	416,095	1,096
Orange	71,686	1,460
Publicis Groupe	57,018	4,654
		7,210
Consumer Discretionary — 1.7%
Accor	48,576	2,274
Cie Generale des Etablissements Michelin SCA	170,433	5,732
Hermes International SCA	465	862
LVMH Moet Hennessy Louis Vuitton	12,412	6,623
		15,491
Consumer Staples — 0.3%
Carrefour	94,100	1,724
L'Oreal	3,137	1,263
		2,987
Energy — 0.8%
TotalEnergies	78,843	7,350

Financials — 1.1%
Amundi	25,573	2,161
AXA	31,776	1,437
BNP Paribas	19,536	1,823
SCOR	39,493	1,391
Societe Generale	56,470	4,018
		10,830
Health Care — 0.8%
Ipsen	9,634	1,781
Sanofi	61,414	5,853
		7,634
Industrials — 2.4%
Airbus	15,310	2,837
Bouygues	28,295	1,611
Eiffage	16,888	2,552
Legrand	10,067	1,528
Rexel	170,117	6,523
Safran	14,971	4,819
Teleperformance	42,076	2,438
		22,308
Materials — 0.3%
Arkema	37,343	2,508

Real Estate — 0.4%
Covivio ‡	21,827	1,289

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Klepierre ‡	60,905	$2,275
		3,564
Utilities — 0.4%
Engie	117,034	3,737
Total France		83,619

Germany — 7.2%

Communication Services — 0.7%
CTS Eventim & KGaA	20,579	1,177
Deutsche Telekom	137,011	5,044
		6,221
Consumer Discretionary — 0.7%
Continental	30,778	2,113
Mercedes-Benz Group	79,133	4,777
		6,890
Financials — 1.3%
Commerzbank	96,914	3,438
Deutsche Bank	40,140	1,161
Deutsche Boerse	17,969	5,199
flatexDEGIRO	33,788	1,145
Muenchener Rueckversicherungs-
Gesellschaft in Muenchen	2,011	1,250
		12,193
Health Care — 1.0%
Bayer	124,543	5,652
Fresenius Medical Care	93,606	4,160
		9,812
Industrials — 2.0%
Daimler Truck Holding	134,002	6,403
Deutsche Lufthansa	146,129	1,212
GEA Group	19,629	1,384
MTU Aero Engines	4,519	1,614
Siemens Energy	47,353	7,761
		18,374
Information Technology — 0.3%
SAP	16,115	2,728

Materials — 0.8%
BASF	76,035	4,591
Evonik Industries	143,234	2,764
		7,355
Utilities — 0.4%
E.ON	78,142	1,707
RWE	31,501	2,093
		3,800
Total Germany		67,373

16	SEI Exchange Traded Funds

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hong Kong — 1.7%
Consumer Staples — 0.2%
WH Group	1,341,610	$1,756

Financials — 1.0%
AIA Group	524,481	5,676
Futu Holdings ADR *	19,022	2,601
Hong Kong Exchanges & Clearing	23,416	1,161
		9,438
Industrials — 0.2%
Techtronic Industries	100,866	1,314

Real Estate — 0.3%
CK Asset Holdings	314,107	1,781
Sun Hung Kai Properties	82,594	1,361
		3,142
Total Hong Kong		15,650

Indonesia — 0.2%

Industrials — 0.2%
Jardine Matheson Holdings	25,105	1,786

Ireland — 1.7%

Financials — 1.7%
AIB Group	732,836	7,612
Bank of Ireland Group	479,655	8,531
		16,143
Total Ireland		16,143

Israel — 1.4%

Energy — 0.1%
Delek Group	3,854	1,293

Financials — 1.2%
Bank Hapoalim	57,610	1,338
Bank Leumi Le-Israel	314,674	6,955
Israel Discount Bank, Cl A	116,189	1,158
Telephone Aviv Stock Exchange	26,355	1,157
		10,608
Information Technology — 0.1%
Check Point Software Technologies *	6,575	939
Total Israel		12,840

Italy — 4.5%

Consumer Discretionary — 0.3%
Lottomatica Group Spa	50,245	1,433
Technogym	78,024	1,559
		2,992
Consumer Staples — 0.4%
Coca-Cola HBC	66,031	3,697

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Energy — 0.6%
Eni	148,582	$4,255
Tenaris	53,882	1,583
		5,838
Financials — 2.4%
FinecoBank Banca Fineco	57,648	1,258
Generali	78,706	3,129
Intesa Sanpaolo	989,932	5,887
Poste Italiane	75,580	1,754
UniCredit	107,000	7,503
Unipol Assicurazioni	100,860	2,306
		21,837
Health Care — 0.1%
Recordati Industria Chimica e Farmaceutica	17,486	988

Utilities — 0.7%
A2A	504,557	1,411
Enel	301,514	3,257
Italgas	181,691	2,100
		6,768
Total Italy		42,120

Japan — 22.6%

Communication Services — 0.2%
SKY Perfect JSAT	86,651	1,576

Consumer Discretionary — 4.8%
Aisin	78,431	1,069
Asics	100,556	2,627
Bridgestone	159,479	3,275
Fast Retailing	12,735	4,933
Food & Life	34,988	2,039
Haseko	118,597	2,151
Honda Motor	236,148	1,867
Iida Group Holdings	125,149	1,882
Mazda Motor	149,165	974
Niterra	61,155	2,778
Rinnai	53,393	1,228
Ryohin Keikaku	126,879	2,659
Sankyo	79,697	972
Shimamura	56,214	1,166
Subaru	87,800	1,371
Sumitomo Electric Industries	105,705	5,568
Suzuki Motor	275,560	3,248
Toyoda Gosei	50,847	1,281
USS	184,989	1,925
Yokohama Rubber	36,003	1,317
		44,330
Consumer Staples — 0.8%
Aeon	318,288	3,770
Suntory Beverage & Food	117,873	3,325
		7,095

SEI Exchange Traded Funds	17

SCHEDULE OF INVESTMENTS

March 31, 2026

SEI Select International Equity ETF (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)

Energy — 0.4%
ENEOS Holdings	159,162	$1,411
Inpex	67,424	1,983
		3,394
Financials — 1.6%
Fukuoka Financial Group	64,384	2,385
Japan Post Holdings	204,516	2,300
Japan Post Insurance	146,373	1,449
Mitsubishi UFJ Financial Group	240,315	3,928
Resona Holdings	229,906	2,489
Sumitomo Mitsui Financial Group	73,829	2,323
		14,874
Health Care — 2.0%
Chugai Pharmaceutical	38,320	2,074
Hoya	9,089	1,517
Olympus	247,445	2,315
Ono Pharmaceutical	94,996	1,499
Otsuka Holdings	41,000	2,838
Santen Pharmaceutical	136,983	1,537
Shionogi	256,691	5,597
Takeda Pharmaceutical	48,452	1,725
		19,102
Industrials — 6.3%
AGC	37,828	1,307
Amada	110,218	1,497
Central Japan Railway	78,122	2,005
COMSYS Holdings	43,133	1,350
Dai Nippon Printing	87,946	1,563
Daikin Industries	43,176	5,071
EXEO Group	87,026	1,460
Fujikura	55,338	1,423
Furukawa Electric	9,124	1,651
INFRONEER Holdings	95,957	1,301
Kajima	106,242	3,945
Kamigumi	43,540	1,492
Kinden	38,293	1,678
Komatsu	55,896	2,113
Kubota	276,674	4,273
MINEBEA MITSUMI	178,044	2,837
Mitsubishi Electric	100,994	3,166
NGK Insulators	54,873	1,372
Obayashi	159,329	3,762
Penta-Ocean Construction	135,250	1,383
Recruit Holdings	24,356	999
Shimizu	142,686	2,487
Taisei	37,800	3,815
Toyota Tsusho	176,591	6,605
		58,555
Information Technology — 3.5%
Advantest	9,632	1,231

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Anritsu	81,829	$1,408
BIPROGY	31,815	924
Brother Industries	58,416	1,055
Canon	111,117	3,043
Keyence	10,305	3,554
Murata Manufacturing	486,412	10,423
NEC	72,038	1,742
Obic	39,746	962
Ricoh	166,432	1,374
Seiko Epson	85,198	1,027
TDK	355,769	4,396
Yokogawa Electric	41,080	1,225
		32,364
Materials — 1.6%
JFE Holdings	97,487	1,112
Kobe Steel	97,256	1,155
Mitsubishi Chemical Group	254,360	1,437
Mitsui Chemicals	108,367	1,266
Mitsui Kinzoku	7,074	1,247
Nippon Mining *	168,462	3,507
Nippon Steel	502,761	1,820
Nitto Denko	56,682	1,092
Tokyo Ohka Kogyo	32,102	1,488
Tosoh	78,748	1,145
		15,269
Real Estate — 0.8%
Daiwa House Industry	41,531	1,284
Hulic	130,010	1,495
Sumitomo Realty & Development	181,307	5,005
		7,784
Utilities — 0.6%
Chubu Electric Power	106,263	1,725
Kansai Electric Power	107,276	1,743
Kyushu Electric Power	115,578	1,313
Tokyo Electric Power Holdings *	248,890	999
		5,780
Total Japan		210,123

Luxembourg — 1.1%

Health Care — 0.3%
Eurofins Scientific	36,106	2,607

Materials — 0.8%
ArcelorMittal	152,592	7,708
Total Luxembourg		10,315

Macao — 0.3%

Consumer Discretionary — 0.3%
Galaxy Entertainment Group	583,820	2,606

18	SEI Exchange Traded Funds

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Netherlands — 4.3%
Communication Services — 0.2%
Universal Music Group	91,214	$1,748

Consumer Staples — 0.3%
Koninklijke Ahold Delhaize	61,267	2,844

Financials — 1.8%
Aegon	200,204	1,437
Euronext	18,852	3,008
ING Groep	390,446	9,945
NN Group	26,614	2,056
		16,446
Health Care — 0.3%
Koninklijke Philips	122,585	3,297

Industrials — 0.5%
Koninklijke BAM Groep	147,154	1,461
Randstad	47,858	1,230
Wolters Kluwer	25,058	1,866
		4,557
Information Technology — 1.2%
ASML Holding	8,351	10,769
Total Netherlands		39,661

New Zealand — 0.2%

Health Care — 0.2%
Fisher & Paykel Healthcare	72,378	1,544

Nigeria — 0.1%

Communication Services — 0.1%
Airtel Africa	308,572	1,402

Norway — 1.7%

Consumer Staples — 0.3%
Orkla	193,263	2,415

Energy — 1.1%
Equinor	247,294	10,673

Financials — 0.2%
DNB Bank	51,319	1,587

Information Technology — 0.1%
Kitron	129,427	1,242
Total Norway		15,917

Portugal — 0.4%

Consumer Staples — 0.2%
Jeronimo Martins SGPS	87,362	2,069

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Financials — 0.2%
Banco Comercial Portugues, Cl R	1,478,898	$1,418
Total Portugal		3,487

Singapore — 1.2%

Financials — 0.6%
DBS Group Holdings	34,743	1,532
Oversea-Chinese Banking	95,814	1,632
United Overseas Bank	79,482	2,258
		5,422
Industrials — 0.5%
ComfortDelGro	1,257,190	1,403
Singapore Airlines	248,634	1,272
Singapore Technologies Engineering	239,813	2,009
		4,684
Real Estate — 0.1%
UOL Group	199,757	1,505
Total Singapore		11,611

South Africa — 0.1%

Materials — 0.1%
Pan African Resources	628,926	1,156

Spain — 3.9%

Consumer Discretionary — 0.5%
Amadeus IT Group	49,868	2,797
Industria de Diseno Textil	23,336	1,324
		4,121
Energy — 0.8%
Repsol	273,697	7,774

Financials — 1.8%
Banco Bilbao Vizcaya Argentaria	305,875	6,432
Banco Santander	608,158	6,650
CaixaBank	323,403	3,787
		16,869
Industrials — 0.7%
ACS Actividades de Construccion y Servicios	42,863	5,176
Aena SME	52,170	1,534
		6,710
Information Technology — 0.1%
Indra Sistemas	23,914	1,302
Total Spain		36,776

Sweden — 1.7%

Financials — 0.6%
Avanza Bank Holding	34,947	1,323
Swedbank	134,984	4,519
		5,842
Industrials — 0.8%
Assa Abloy, Cl B	36,358	1,284

SEI Exchange Traded Funds	19

SCHEDULE OF INVESTMENTS

March 31, 2026

SEI Select International Equity ETF (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Atlas Copco, Cl B	217,372	$3,305
Peab, Cl B	129,198	1,305
Saab, Cl B	18,494	1,198
		7,092
Information Technology — 0.1%
Telefonaktiebolaget LM Ericsson, Cl B	122,608	1,368

Materials — 0.2%
SSAB, Cl B	180,194	1,390
Total Sweden		15,692

Switzerland — 7.0%

Consumer Discretionary — 0.8%
Cie Financiere Richemont, Cl A	43,695	7,534

Consumer Staples — 0.2%
Nestle	20,356	1,986

Financials — 1.2%
Julius Baer Group	72,018	5,213
Swiss Re	10,936	1,799
UBS Group	108,390	4,145
		11,157
Health Care — 2.8%
Galenica	13,388	1,514
Novartis	81,803	12,304
Roche Holding	22,295	8,732
Sandoz Group	30,731	2,361
Sonova Holding	4,720	1,051
		25,962
Industrials — 0.9%
Accelleron Industries	14,216	1,260
Adecco Group	56,146	1,327
Geberit	2,011	1,333
Huber + Suhner	6,562	1,434
Schindler Holding	4,143	1,343
SGS	12,042	1,260
		7,957
Information Technology — 0.6%
Logitech International	48,149	4,336
Temenos	16,352	1,401
		5,737
Materials — 0.5%
Holcim	39,268	3,173
Sika	7,580	1,225
		4,398
Total Switzerland		64,731

United Kingdom — 18.9%
Communication Services — 0.4%
Autotrader Group	106,831	662

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vodafone Group	1,762,989	$2,634
		3,296
Consumer Discretionary — 2.1%
Berkeley Group Holdings	23,191	1,051
Compass Group	209,324	5,755
Games Workshop Group	15,446	3,605
Inchcape	111,361	1,102
InterContinental Hotels Group	10,611	1,384
Kingfisher	348,232	1,303
Next	30,705	5,132
		19,332
Consumer Staples — 3.2%
British American Tobacco	24,859	1,433
Cranswick	18,555	1,280
Diageo	82,712	1,523
Imperial Brands	31,961	1,288
J Sainsbury	1,407,808	6,293
Marks & Spencer Group	667,114	2,984
Premier Foods	421,623	1,028
Reckitt Benckiser Group	73,467	4,929
Tesco	1,208,836	7,542
Unilever	20,758	1,149
		29,449
Energy — 0.8%
Shell	156,901	7,413

Financials — 5.0%
Barclays	1,677,731	8,616
HSBC Holdings	1,092,838	17,605
Investec	155,231	1,175
London Stock Exchange Group	31,414	3,672
NatWest Group	1,031,066	7,522
Standard Chartered	410,887	8,425
		47,015
Health Care — 2.9%
AstraZeneca	52,075	10,088
Convatec Group	1,263,906	3,590
GSK	478,804	13,032
		26,710
Industrials — 3.1%
Babcock International Group	74,252	1,134
Balfour Beatty	232,569	2,319
CK Hutchison Holdings	284,852	2,165
Experian	114,003	3,906
Grafton Group	118,336	1,403
Howden Joinery Group	400,629	4,179
IMI	41,259	1,376
International Consolidated Airlines Group	588,375	2,725
JET2	55,967	821
RELX	27,760	906

20	SEI Exchange Traded Funds

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Rentokil Initial	627,712	$3,866
Rolls-Royce Holdings	202,277	3,020
Serco Group	355,219	1,335
		29,155
Information Technology — 0.6%
Computacenter	34,469	1,359
Halma	66,375	3,328
Sage Group	92,667	1,024
		5,711
Materials — 0.1%
Hill & Smith	44,429	1,233

Real Estate — 0.1%
Land Securities Group ‡	156,479	1,141

Utilities — 0.6%
Centrica	787,697	2,207
Drax Group	135,543	1,583
United Utilities Group	80,432	1,395
		5,185
Total United Kingdom		175,640
Total Common Stock
(Cost $815,839) ($ Thousands)		917,324

PREFERRED STOCK — 0.4%
Germany — 0.4%
Consumer Discretionary — 0.4%
Bayerische Motoren Werke (A)	14,060	1,261
Volkswagen(A)	20,385	2,029
		3,290
Total Preferred Stock
(Cost $3,469) ($ Thousands)		3,290
Total Investments in Securities — 98.9%
(Cost $819,308) ($ Thousands)		$920,614

Percentages are based on Net Assets of $930,981 ($ Thousands).
*	Non-income producing security.

‡	Real Estate Investment Trust.

(A)	No interest rate available.

As of March 31, 2026, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Exchange Traded Funds	21

SCHEDULE OF INVESTMENTS

March 31, 2026

SEI Select Small Cap ETF

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 99.8%

Communication Services — 1.3%
Bandwidth, Cl A *	21,881	$390
Cable One	4,038	368
Cargurus, Cl A *	56,839	1,936
EverQuote, Cl A *	21,876	338
Lumen Technologies *	68,797	478
QuinStreet *	64,879	779
Scholastic	20,485	800
Yelp, Cl A *	26,725	661
		5,750
Consumer Discretionary — 13.0%
Abercrombie & Fitch, Cl A *	38,190	3,489
Adient *	36,568	739
American Eagle Outfitters	163,596	2,732
American Public Education *	17,193	978
Bloomin' Brands	106,460	575
Boot Barn Holdings *	3,598	527
Brinker International *	26,629	3,802
Burlington Stores *	5,994	1,950
Cavco Industries *	1,344	651
Champion Homes *	8,080	601
Cooper-Standard Holdings *	23,770	662
Covista *	31,774	3,662
Dana	31,000	1,043
Dauch *	168,647	1,000
Figs, Cl A *	64,516	953
Frontdoor *	17,428	921
Garrett Motion	72,910	1,325
Genius Sports *	156,855	695
GigaCloud Technology, Cl A *	27,847	1,264
G-III Apparel Group	27,801	770
Goodyear Tire & Rubber *	52,913	351
Kohl's	72,190	931
Laureate Education, Cl A *	60,090	2,093
La-Z-Boy, Cl Z	33,103	1,064
LCI Industries	10,782	1,326
Meritage Homes	12,784	790
National Vision Holdings *	45,545	1,180
Ollie's Bargain Outlet Holdings *	14,432	1,328
Perdoceo Education	22,111	823
Polaris	38,498	2,098
Pool	2,072	419
Sally Beauty Holdings *	90,675	1,256
Signet Jewelers	7,557	640
Solid Power *	131,938	396
Standard Motor Products	17,666	614
Stride *	31,211	2,752
Super Group SGHC	60,967	658
Taylor Morrison Home, Cl A *	34,205	1,992
Urban Outfitters *	59,545	3,772
Victoria's Secret *	18,827	873
Visteon	23,135	2,108

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Whirlpool	14,775	$797
		56,600
Consumer Staples — 2.2%
Cal-Maine Foods	12,945	1,025
Church & Dwight	10,279	959
Energizer Holdings	61,674	1,013
Herbalife *	105,642	1,555
Mama's Creations *	45,428	697
Mission Produce *	54,886	755
Nu Skin Enterprises, Cl A	58,621	427
Pilgrim's Pride	12,474	471
Seneca Foods, Cl A *	5,363	810
Turning Point Brands	9,357	812
United Natural Foods *	22,960	1,035
		9,559
Energy — 5.2%
Ardmore Shipping	54,615	833
California Resources	10,631	736
CNX Resources *	44,115	1,701
Crescent Energy, Cl A	55,355	747
CVR Energy *	17,695	595
Delek US Holdings	71,292	3,213
Forum Energy Technologies *	14,200	833
Innovex International *	46,288	1,129
Magnolia Oil & Gas, Cl A	25,832	815
Murphy Oil	34,808	1,436
National Energy Services Reunited *	72,542	1,557
Northern Oil & Gas	43,265	1,265
Par Pacific Holdings *	42,362	2,654
SandRidge Energy	35,676	582
Scorpio Tankers	16,144	1,205
Solaris Energy Infrastructure, Cl A	11,923	674
Talos Energy *	113,240	1,785
Teekay	77,000	940
		22,700
Financials — 19.7%
Acadian Asset Management	36,347	1,978
Associated Banc-Corp	24,657	638
Axos Financial *	9,061	771
Banco Latinoamericano de Comercio Exterior, Cl E	16,564	846
Bancorp *	10,059	540
Bank of NT Butterfield & Son	38,904	2,042
Bread Financial Holdings	26,187	1,961
Bridgewater Bancshares *	27,003	478
Camden National	23,703	1,125
Central Pacific Financial	27,262	871
Chimera Investment ‡	23,636	297
CNO Financial Group	145,300	5,966
Columbia Banking System	107,946	2,961
Community Trust Bancorp	11,900	723

22	SEI Exchange Traded Funds

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ConnectOne Bancorp	35,631	$954
Customers Bancorp *	13,368	928
Dave *	8,495	1,479
Encore Capital Group *	15,149	1,062
Enova International *	31,538	4,284
EVERTEC	61,231	1,728
First Commonwealth Financial	63,774	1,121
First Financial	9,381	593
First Financial Bancorp	45,350	1,264
FirstCash Holdings	11,708	2,201
Flagstar Bank	69,796	919
FNB	100,528	1,681
Great Southern Bancorp	9,884	624
Hancock Whitney	19,775	1,257
Heritage Insurance Holdings *	21,723	570
Independent Bank	19,656	654
Jackson Financial, Cl A	37,895	4,006
Kinsale Capital Group	2,324	794
Lemonade *	21,380	1,340
LendingTree *	6,812	292
Lincoln National	42,800	1,519
Marqeta, Cl A *	440,596	1,798
Mercantile Bank	6,830	345
Metropolitan Bank Holding	7,848	654
Miami International Holdings *	23,985	933
Navient	42,132	345
NBT Bancorp	33,513	1,427
NerdWallet, Cl A *	44,382	461
Nicolet Bankshares	14,822	2,203
Northeast Bank	6,123	688
OFG Bancorp	23,226	940
Old National Bancorp	188,342	4,162
Palomar Holdings *	6,802	813
Pathward Financial	11,719	1,046
Piper Sandler	8,416	644
PJT Partners	4,358	609
Preferred Bank	6,806	617
PROG Holdings	45,135	1,295
Ryan Specialty Holdings, Cl A	9,815	331
Sierra Bancorp	14,425	489
Southern Missouri Bancorp	12,174	778
StoneCo, Cl A *	50,401	712
StoneX Group *	10,788	870
Tompkins Financial	12,900	1,017
Towne Bank	17,217	580
UMB Financial	28,023	3,161
Unity Bancorp	10,437	541
Universal Insurance Holdings	26,080	891
Univest Financial	32,523	1,114
WisdomTree	152,875	2,226
WSFS Financial	10,313	675
Zions Bancorp	46,993	2,708
		85,540

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Health Care — 14.7%
ACADIA Pharmaceuticals *	48,411	$1,078
Adaptive Biotechnologies *	38,519	535
Addus HomeCare *	6,491	608
ADMA Biologics *	55,918	504
Alignment Healthcare *	129,871	2,288
Alkermes *	29,345	1,038
Amneal Pharmaceuticals *	110,542	1,374
ANI Pharmaceuticals *	25,139	1,933
Arcturus Therapeutics Holdings *	32,335	250
Arcutis Biotherapeutics *	36,583	862
Aurinia Pharmaceuticals *	53,674	795
Axogen *	20,516	680
Bio-Techne	14,666	766
Bridgebio Pharma *	71,818	5,333
BrightSpring Health Services *	25,666	1,094
CareDx *	34,936	606
Catalyst Pharmaceuticals *	53,835	1,333
Celcuity *	6,716	767
Certara *	72,304	412
CG oncology *	10,242	693
Collegium Pharmaceutical *	43,300	1,432
Emergent BioSolutions *	57,461	477
GeneDx Holdings, Cl A *	4,226	271
Globus Medical, Cl A *	18,691	1,610
Guardant Health *	17,354	1,603
Haemonetics *	17,078	962
Halozyme Therapeutics *	9,974	645
HealthEquity *	8,682	726
Ideaya Biosciences *	30,851	1,028
Indivior Pharmaceuticals *	19,412	592
Inmode *	68,344	935
Innoviva *	71,207	1,659
Intellia Therapeutics *	83,263	1,067
Ironwood Pharmaceuticals, Cl A *	155,808	547
Keros Therapeutics *	35,631	393
Kiniksa Pharmaceuticals International, Cl A *	15,968	769
Krystal Biotech *	4,050	1,046
Lantheus Holdings *	10,385	788
Ligand Pharmaceuticals *	3,173	633
Madrigal Pharmaceuticals *	1,497	784
Merit Medical Systems *	7,366	508
Molina Healthcare *	32,219	4,295
Monte Rosa Therapeutics *	31,125	512
Novavax *	68,480	557
Novocure *	32,239	351
Nuvation Bio *	138,866	596
Omnicell *	8,423	281
Pennant Group *	22,237	678
Phibro Animal Health, Cl A	25,772	1,425
Praxis Precision Medicines *	2,205	710
Progyny *	110,644	1,879

SEI Exchange Traded Funds	23

SCHEDULE OF INVESTMENTS

March 31, 2026

SEI Select Small Cap ETF (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
PTC Therapeutics *	31,308	$2,133
Relay Therapeutics *	61,274	610
Repligen *	10,515	1,239
Rigel Pharmaceuticals *	14,156	383
Soleno Therapeutics *	23,969	802
Stoke Therapeutics *	26,801	873
Syndax Pharmaceuticals *	45,923	1,073
Tactile Systems Technology *	29,565	772
Tarsus Pharmaceuticals *	11,122	780
TG Therapeutics *	15,740	523
Veracyte *	29,617	954
Viridian Therapeutics *	60,263	1,179
		64,029
Industrials — 20.7%
AAON	16,992	1,406
Advanced Drainage Systems	13,144	1,802
American Superconductor *	22,871	774
Amprius Technologies *	35,608	600
Argan	5,508	3,000
Astec Industries	34,751	1,871
Atmus Filtration Technologies	47,100	2,674
Axon Enterprise *	3,357	1,426
Bloom Energy, Cl A *	27,345	3,705
Brink's	9,821	1,018
Cimpress *	19,752	1,442
Construction Partners, Cl A *	7,055	784
Copart *	15,379	511
Costamare	42,649	721
Deluxe	34,898	961
Dycom Industries *	4,236	1,435
EnerSys	4,751	825
ExlService Holdings *	129,189	3,934
Exponent	21,885	1,428
Federal Signal	34,658	3,748
Graham *	13,895	1,097
Greenbrier	20,695	1,090
Healthcare Services Group *	51,013	946
HNI	25,035	836
Insteel Industries	16,782	564
Interface, Cl A	42,091	1,049
Kennametal	64,161	2,318
Korn Ferry	13,191	830
Kratos Defense & Security Solutions *	19,638	1,385
Lyft, Cl A *	113,443	1,509
Matson	4,992	818
Maximus	10,724	687
Modine Manufacturing *	11,431	2,477
Mueller Water Products, Cl A	23,547	647
Nextpower, Cl A *	35,550	4,286
NWPX Infrastructure *	8,864	690
OPENLANE *	44,425	1,295
Powell Industries	4,358	2,358
Power Solutions International *	8,276	504

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Primoris Services	26,096	$3,733
Proto Labs *	17,890	1,020
RBC Bearings *	6,413	3,483
Rollins	33,990	1,815
SkyWest *	8,547	785
SPX Technologies *	4,937	987
Sterling Infrastructure *	9,136	3,721
Terex	62,559	3,697
Titan International *	55,471	383
Tutor Perini	12,698	980
Upwork *	84,948	931
V2X *	15,612	1,069
Vicor *	3,656	589
Watsco	1,211	441
Watts Water Technologies, Cl A	14,911	4,329
WESCO International	4,077	1,116
Willdan Group *	10,908	835
Worthington Enterprises	13,488	703
		90,068
Information Technology — 16.0%
ACI Worldwide *	27,241	1,117
ACM Research, Cl A *	15,651	616
Adeia	28,475	684
Advanced Energy Industries	3,920	1,265
Alarm.com Holdings *	19,406	838
Amkor Technology	12,689	571
Applied Optoelectronics *	5,334	451
Axcelis Technologies *	7,585	706
BlackLine *	12,993	481
Calix *	13,472	660
Clear Secure, Cl A	97,307	4,711
Commvault Systems *	5,406	421
Consensus Cloud Solutions *	22,136	525
Credo Technology Group Holding *	29,826	2,800
Descartes Systems Group *	10,668	763
Diebold Nixdorf *	20,946	1,580
DigitalOcean Holdings *	9,653	828
Diodes *	25,532	1,743
EPAM Systems *	4,317	584
ePlus	30,894	2,325
Fabrinet *	7,211	3,761
Fair Isaac *	816	871
Five9 *	56,192	852
Freshworks, Cl A *	42,038	338
HubSpot *	2,724	665
Intapp *	15,257	392
InterDigital	4,777	1,443
IonQ *	25,028	722
Itron *	3,565	320
Keysight Technologies *	10,740	3,033
Kimball Electronics *	22,016	522
LiveRamp Holdings *	27,660	734
Monolithic Power Systems	2,027	2,216

24	SEI Exchange Traded Funds

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NetScout Systems *	51,777	$1,646
Novanta *	5,871	693
Onto Innovation *	4,845	994
Open Text	128,338	2,854
PC Connection	5,253	307
Photronics *	95,202	3,847
Q2 Holdings *	18,788	889
Qualys *	5,180	455
Quantum Computing *	73,380	503
Rambus *	9,559	822
Rigetti Computing *	23,213	326
Sanmina *	11,996	1,555
ScanSource *	15,634	567
Silicon Motion Technology ADR	15,079	1,693
SiTime *	6,460	2,231
TTM Technologies *	49,231	4,796
Tyler Technologies *	3,372	1,154
Vertex, Cl A *	21,496	256
Viasat *	29,525	1,352
Viavi Solutions *	93,755	3,120
Xerox Holdings *	167,071	153
		69,751
Materials — 4.6%
Balchem	8,003	1,356
Caledonia Mining	21,465	485
Cleveland-Cliffs *	336,785	2,846
Coeur Mining *	81,832	1,536
Commercial Metals	77,574	4,765
Hecla Mining	29,235	545
Hudbay Minerals	120,754	2,524
O-I Glass, Cl I *	110,595	1,162
Perimeter Solutions *	43,869	1,071
Sensient Technologies	11,242	972
SSR Mining *	89,942	2,644
		19,906
Real Estate — 2.2%
Brixmor Property Group ‡	24,352	701
CoStar Group *	18,166	733
Cushman & Wakefield *	96,770	1,186
DiamondRock Hospitality ‡	89,512	839
Diversified Healthcare Trust ‡	117,746	782
eXp World Holdings	58,442	350
Highwoods Properties ‡	66,544	1,425
Newmark Group, Cl A	70,321	1,054
Piedmont Realty Trust, Cl A ‡	108,997	716
Real Brokerage *	66,430	166
Safehold ‡	12,554	170
SL Green Realty ‡	13,036	481
Terreno Realty ‡	11,410	701
		9,304

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Utilities — 0.2%
Hawaiian Electric Industries *	60,222	$894

Total Common Stock
(Cost $399,071) ($ Thousands)		434,101
Total Investments in Securities — 99.8%
(Cost $399,071) ($ Thousands)		$434,101

Percentages are based on Net Assets of $435,085 ($ Thousands).
*	Non-income producing security.

‡	Real Estate Investment Trust.

As of March 31, 2026, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Exchange Traded Funds	25

Glossary (abbreviations which may be used in the preceding Schedules of Investments):

Portfolio Abbreviations

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

Cl — Class

EAFE — Europe, Australasia and Far East

ETF — Exchange-Traded Fund

NVDR — Non-voting Depository Receipt

NASDAQ — National Association of Securities Dealers and Automated Quotations

PJSC — Public Joint Stock Company

REIT — Real Estate Investment Trust

SGPS — Sociedade Gestroa de Participacoes Sociais

SOFR — Secured Overnight Financing Rate

S&P — Standard & Poor’s

The accompanying notes are an integral part of the financial statements.

26	SEI Exchange Traded Funds

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

March 31, 2026

	SEI DBi Multi-Strategy Alternative ETF	SEI Enhanced Low Volatility U.S. Large Cap ETF
Assets:
Investments, at value†	$—	$225,964
Cash	166,294	1,196
Foreign currency, at value ††	—	—
Cash pledged as collateral for futures contracts	18,409	—
Receivable for variation margin on futures contracts	1,958	—
Dividends receivable	445	230
Receivable for fund shares sold	—	—
Foreign tax reclaim receivable	—	2
Total Assets	187,106	227,392
Liabilities:
Payable for variation margin	1,913	—
Investment advisory fees payable	335	51
Payable for investment securities purchased	—	—
Unrealized loss on foreign spot currency contracts	—	—
Accrued foreign capital gains tax on appreciated securities	—	—
Total Liabilities	2,248	51
Net Assets	$184,858	$227,341
† Cost of investments	$—	$207,076
†† Cost of foreign currency	—	—
Net Assets:
Paid-in capital — (unlimited authorization — no par value)	$181,107	$212,722
Total distributable earnings (accumulated losses)	3,751	14,619
Net Assets	$184,858	$227,341
Net Asset Value, Offering and Redemption Price Per Share	$25.34	$32.36
	($184,857,843 ÷ 7,294,631 shares)	($227,340,805 ÷ 7,025,000 shares)

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

27	SEI Exchange Traded Funds

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

March 31, 2026

SEI Enhanced U.S. Large Cap Momentum Factor ETF	SEI Enhanced U.S. Large Cap Quality Factor ETF	SEI Enhanced U.S. Large Cap Value Factor ETF	SEI Select Emerging Markets Equity ETF	SEI Select International Equity ETF	SEI Select Small Cap ETF
$1,160,095	$553,319	$1,163,782	$452,467	$920,614	$434,101
8,615	1,908	8,278	3,756	4,456	1,128
—	—	—	169	1,076	—
—	—	—	—	—	—
—	—	—	—	—	—
597	464	744	1,249	3,704	115
3,415	—	2,074	—	—	—
—	—	2	44	1,677	16
1,172,722	555,691	1,174,880	457,685	931,527	435,360

—	—	—	—	—	—
267	129	259	348	544	275
3,333	—	2,080	—	—	—
—	—	—	—	2	—
—	—	—	217	—	—
3,600	129	2,339	565	546	275
$1,169,122	$555,562	$1,172,541	$457,120	$930,981	$435,085
$1,049,088	$549,707	$1,013,797	$397,526	$819,308	$399,071
—	—	—	119	—	—

$1,129,090	$564,613	$1,055,614	$403,124	$837,400	$426,498
40,032	(9,051)	116,927	53,996	93,581	8,587
$1,169,122	$555,562	$1,172,541	$457,120	$930,981	$435,085
$45.54	$36.43	$41.47	$31.58	$31.99	$27.62
($1,169,122,431 ÷ 25,675,000 shares)	($555,562,498 ÷ 15,250,000 shares)	($1,172,541,194 ÷ 28,275,000 shares)	($457,120,443 ÷ 14,475,000 shares)	($ 930,980,973 ÷ 29,100,000 shares)	($ 435,084,787 ÷ 15,750,000 shares)

SEI Exchange Traded Funds	28

STATEMENTS OF OPERATIONS ($ Thousands)

For the six-month period ended March 31, 2026, and year ended September 30, 2025

	SEI DBi Multi-Strategy Alternative ETF
	10/1/2025 to 3/31/2026(1)	10/1/2024 to 9/30/2025(2)
Investment income:
Interest income	3,131	7,499
Total investment income	3,131	7,499
Expenses:
Investment advisory fees	740	1,023
Trustee fees	1	5
Administration fees	—	523
Shareholder servicing fees	—	398
Chief Compliance Officer fees	—	2
Printing fees	—	44
Registration fees	—	12
Custodian/wire agent fees	—	13
Legal Fees	—	213
Audit Fees	—	27
Proxy fees	—	25
Other expenses	—	8
Total expenses	741	2,293
Waiver of investment advisory fees	—	(64)
Waiver of administration fees	—	(6)
Waiver of shareholder servicing fees	—	(28)
Net expenses	741	2,195
Net investment income	2,390	5,304
Net realized gain (loss) on:
Futures contracts	7,977	2,269
Net realized gain	7,977	2,269
Net change in unrealized appreciation (depreciation) on:
Futures contracts	(1,307)	(1,793)
Net change in unrealized appreciation (depreciation)	(1,307)	(1,793)
Net realized and unrealized gain	6,670	476
Net increase in net assets resulting from operations	$9,060	$5,780

(1)	For the period October 1, 2025 to March 31, 2026. On September 16, 2025, the SEI DBi Multi-Strategy Alternative ETF changed its fiscal year end to March 31 (see Note 1 and Note 8 in the Notes to Financial Statements)
(2)	Effective as of close of business on August 22, 2025, the SEI Institutional Managed Trust Liquid Alternative Fund was reorganized into the SEI DBi Multi-Strategy Alternative ETF. Information presented prior to the close of business on August 22, 2025, is that of the SEI Institutional Managed Trust Liquid Alternative Fund. See Note 1 and Note 8 in the Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Exchange Traded Funds	29

STATEMENTS OF OPERATIONS ($ Thousands)

For the year ended March 31, 2026

	SEI Enhanced Low Volatility U.S. Large Cap ETF	SEI Enhanced U.S. Large Cap Momentum Factor ETF
	4/1/2025 to 3/31/2026	4/1/2025 to 3/31/2026
Investment income:
Dividends	$3,626	$7,187
Interest income	21	122
Less: foreign taxes withheld	(1)	—
Total investment income	3,646	7,309
Expenses:
Investment advisory fees	269	1,306
Trustee fees	6	29
Proxy fees	1	4
Total expenses	276	1,339
Net investment income	3,370	5,970
Net realized gain (loss) on:
Investments(1)	7,957	78,898
Foreign capital gains tax	—	—
Foreign currency transactions	—	—
Net realized gain (loss)	7,957	78,898
Net change in unrealized appreciation (depreciation) on:
Investments	747	73,427
Foreign capital gains tax on appreciated securities	—	—
Foreign currency and translation of other assets and liabilities denominated in foreign currency	—	—
Net change in unrealized appreciation (depreciation)	747	73,427
Net realized and unrealized gain	8,704	152,325
Net increase in net assets resulting from operations	$12,074	$158,295

(1)	Includes realized gains (losses) as a result of in-kind redemptions (see Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

30	SEI Exchange Traded Funds

SEI Enhanced U.S. Large Cap Quality Factor ETF	SEI Enhanced U.S. Large Cap Value Factor ETF	SEI Select Emerging Markets Equity ETF	SEI Select International Equity ETF	SEI Select Small Cap ETF
4/1/2025 to 3/31/2026	4/1/2025 to 3/31/2026	4/1/2025 to 3/31/2026	4/1/2025 to 3/31/2026	4/1/2025 to 3/31/2026
$5,127	$16,737	$9,548	$24,698	$3,253
64	100	63	102	32
—	(52)	(1,070)	(2,669)	(22)
5,191	16,785	8,541	22,131	3,263

639	1,280	1,885	3,693	1,809
15	28	11	26	11
3	4	1	1	1
657	1,312	1,897	3,720	1,821
4,534	15,473	6,644	18,411	1,442

19,283	60,067	12,288	51,296	(9,237)
—	—	(6)	—	—
—	—	(251)	(294)	—
19,283	60,067	12,031	51,002	(9,237)

(15,988)	121,574	54,550	77,823	48,922
—	—	(217)	—	—
—	—	29	10	—
(15,988)	121,574	54,362	77,833	48,922
3,295	181,641	66,393	128,835	39,685
$7,829	$197,114	$73,037	$147,246	$41,127

SEI Exchange Traded Funds	31

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six-month period ended March 31, 2026, and years ended September 30,

	SEI DBi Multi-Strategy Alternative ETF(1)
	10/1/2025 to 3/31/2026	10/1/2024 to 9/30/2025	10/1/2023 to 9/30/2024
Operations:
Net investment income	$2,390	$5,304	$4,901
Net realized gain	7,977	2,269	1,819
Net change in unrealized appreciation (depreciation)	(1,307)	(1,793)	2,811
Net increase in net assets resulting from operations	9,060	5,780	9,531
Distributions:
Distributions	(9,277)	N/A	N/A
Class F	N/A	(10,059)	(111)
Class Y	N/A	(1,081)	(280)
Total Distributions	(9,277)	(11,140)	(391)
Capital share transactions:
Proceeds from shares issued	2,624	—	N/A
Reinvestment of dividends & distributions	—	—	N/A
Cost of shares redeemed	(6,453)	(635)	N/A
Reorganization transactions#	N/A	186,746	N/A
Net increase/(decrease) in net assets derived from capital share transactions	(3,829)	186,111	N/A
Class F^:
Proceeds from shares issued	N/A	39,897	203,720
Reinvestment of dividends & distributions	N/A	9,661	78
Cost of shares redeemed	N/A	(39,689)	(29,030)
Reorganization transactions#	N/A	(186,746)	—
Net increase/(decrease) in net assets derived from Class F^ capital share transactions	N/A	(176,877)	174,768
Class Y^:
Proceeds from shares issued	N/A	1,532	11,292
Reinvestment of dividends & distributions	N/A	1,069	280
Cost of shares redeemed	N/A	(21,304)	(3,105)
Net increase/(decrease) in net assets derived from Class Y^ capital share transactions	N/A	(18,703)	8,467
Net increase/(decrease) in net assets derived from capital share transactions	(3,829)	(9,469)	183,235
Net increase/(decrease) in net assets	(4,046)	(14,829)	192,375
Net assets:
Beginning of period	188,904	203,733	11,358
End of period	$184,858	$188,904	$203,733
Share Transactions:
Shares issued	100	—	N/A
Shares issued in lieu of dividends and distributions	—	—	N/A
Shares redeemed	(250)	(25)	N/A
Reorganization transactions#	N/A	7,470	N/A
Increase (decrease) in net assets derived from share transactions	(150)	7,445	N/A
Class F^:
Shares issued	N/A	3,935	20,010
Shares issued in lieu of dividends and distributions	N/A	937	8
Shares redeemed	N/A	(3,919)	(2,752)
Reorganization transactions#	N/A	(18,271)	—
Increase (decrease) in net assets derived from Class F share transactions	N/A	(17,318)	17,266
Class Y^:
Shares issued	N/A	148	1,072
Shares issued in lieu of dividends and distributions	N/A	104	28
Shares redeemed	N/A	(2,119)	(298)
Increase (decrease) in net assets derived from Class Y share transactions	N/A	(1,867)	802
Increase (decrease) in capital shares	(150)	(11,740)	18,068

(1)	On August 3, 2025, the Class Y shares were converted to Class F shares. The performance and financial history shown of the class is solely that of the Fund's Class F shares.
#	See note 8 in Notes to Financial Statements.
^	Activity shown for Class F and Class Y pertains to the SIMT Liquid Alternative Fund.

N/A - Not applicable

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

32	SEI Exchange Traded Funds

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the year ended March 31,

	SEI Enhanced Low Volatility U.S. Large Cap ETF
	4/1/2025 to 3/31/2026	4/1/2024 to 3/31/2025
Operations:
Net investment income	$3,370	$2,595
Net realized gain	7,957	1,673
Net change in unrealized appreciation (depreciation)	747	11,479
Net increase in net assets resulting from operations	12,074	15,747
Distributions:	(3,014)	(2,359)
Capital share transactions:
Proceeds from shares issued	118,244	18,998
Cost of shares redeemed	(45,678)	(15,079)
Net increase in net assets derived from capital share transactions	72,566	3,919
Net increase in net assets	81,626	17,307
Net assets:
Beginning of year	145,715	128,408
End of year	$227,341	$145,715
Share Transactions:
Shares issued	3,700	625
Shares redeemed	(1,425)	(500)
Increase (decrease) in net assets derived from share transactions	2,275	125

The accompanying notes are an integral part of the financial statements.

SEI Exchange Traded Funds	33

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the year ended March 31,

	SEI Enhanced U.S. Large Cap Momentum Factor ETF
	4/1/2025 to 3/31/2026	4/1/2024 to 3/31/2025
Operations:
Net investment income	$5,970	$3,123
Net realized gain	78,898	55,416
Net change in unrealized appreciation (depreciation)	73,427	1,987
Net increase in net assets resulting from operations	158,295	60,526
Distributions:	(4,694)	(2,603)
Capital share transactions:
Proceeds from shares issued	914,237	285,882
Cost of shares redeemed	(414,757)	(290,149)
Net increase/(decrease) in net assets derived from capital share transactions	499,480	(4,267)
Net increase in net assets	653,081	53,656
Net assets:
Beginning of year	516,041	462,385
End of year	$1,169,122	$516,041
Share Transactions:
Shares issued	20,550	7,575
Shares redeemed	(9,175)	(7,675)
Increase (decrease) in net assets derived from share transactions	11,375	(100)

The accompanying notes are an integral part of the financial statements.

34	SEI Exchange Traded Funds

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the year ended March 31,

	SEI Enhanced U.S. Large Cap Quality Factor ETF
	4/1/2025 to 3/31/2026	4/1/2024 to 3/31/2025
Operations:
Net investment income	$4,534	$2,760
Net realized gain	19,283	7,747
Net change in unrealized appreciation (depreciation)	(15,988)	11,090
Net increase in net assets resulting from operations	7,829	21,597
Distributions:	(3,843)	(2,474)
Capital share transactions:
Proceeds from shares issued	358,053	107,848
Cost of shares redeemed	(85,643)	(73,624)
Net increase in net assets derived from capital share transactions	272,410	34,224
Net increase in net assets	276,396	53,347
Net assets:
Beginning of year	279,166	225,819
End of year	$555,562	$279,166
Share Transactions:
Shares issued	9,525	3,100
Shares redeemed	(2,275)	(2,125)
Increase (decrease) in net assets derived from share transactions	7,250	975

The accompanying notes are an integral part of the financial statements.

SEI Exchange Traded Funds	35

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the year ended March 31,

	SEI Enhanced U.S. Large Cap Value Factor ETF
	4/1/2025 to 3/31/2026	4/1/2024 to 3/31/2025
Operations:
Net investment income	$15,473	$9,373
Net realized gain	60,067	32,730
Net change in unrealized appreciation (depreciation)	121,574	(12,949)
Net increase in net assets resulting from operations	197,114	29,154
Distributions:	(13,011)	(8,298)
Capital share transactions:
Proceeds from shares issued	738,636	257,274
Cost of shares redeemed	(276,325)	(219,014)
Net increase in net assets derived from capital share transactions	462,311	38,260
Net increase in net assets	646,414	59,116
Net assets:
Beginning of year	526,127	467,011
End of year	$1,172,541	$526,127
Share Transactions:
Shares issued	19,075	7,900
Shares redeemed	(7,000)	(6,775)
Increase (decrease) in net assets derived from share transactions	12,075	1,125

The accompanying notes are an integral part of the financial statements.

36	SEI Exchange Traded Funds

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the year ended March 31,

	SEI Select Emerging Markets Equity ETF
	4/1/2025 to 3/31/2026	10/8/2024 to 3/31/2025(1)
Operations:
Net investment income	$6,644	$1,770
Net realized gain (loss)	12,031	(2,614)
Net change in unrealized appreciation (depreciation)	54,362	387
Net increase (decrease) in net assets resulting from operations	73,037	(457)
Distributions:	(10,816)	(612)
Capital share transactions:
Proceeds from shares issued	239,601	207,134
Cost of shares redeemed	(50,767)	—
Net increase in net assets derived from capital share transactions	188,834	207,134
Net increase in net assets	251,055	206,065
Net assets:
Beginning of year	206,065	—
End of year	$457,120	$206,065
Share Transactions:
Shares issued	7,650	8,450
Shares redeemed	(1,625)	—
Increase (decrease) in net assets derived from share transactions	6,025	8,450

(1)	The Fund commenced operations on October 8, 2024.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Exchange Traded Funds	37

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the year ended March 31,

	SEI Select International Equity ETF
	4/1/2025 to 3/31/2026	10/8/2024 to 3/31/2025(1)
Operations:
Net investment income	$18,411	$3,910
Net realized gain	51,002	952
Net change in unrealized appreciation (depreciation)	77,833	23,495
Net increase in net assets resulting from operations	147,246	28,357
Distributions:	(16,705)	(844)
Capital share transactions:
Proceeds from shares issued	488,537	579,417
Cost of shares redeemed	(231,210)	(63,817)
Net increase in net assets derived from capital share transactions	257,327	515,600
Net increase in net assets	387,868	543,113
Net assets:
Beginning of year	543,113	—
End of year	$930,981	$543,113
Share Transactions:
Shares issued	15,725	23,325
Shares redeemed	(7,500)	(2,450)
Increase (decrease) in net assets derived from share transactions	8,225	20,875

(1)	The Fund commenced operations on October 8, 2024.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

38	SEI Exchange Traded Funds

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the year ended March 31,

	SEI Select Small Cap ETF
	4/1/2025 to 3/31/2026	10/8/2024 to 3/31/2025(1)
Operations:
Net investment income	$1,442	$1,050
Net realized loss	(9,237)	(5,622)
Net change in unrealized appreciation (depreciation)	48,922	(13,892)
Net increase (decrease) in net assets resulting from operations	41,127	(18,464)
Distributions:	(1,814)	(516)
Capital share transactions:
Proceeds from shares issued	211,040	266,529
Cost of shares redeemed	(33,126)	(29,691)
Net increase in net assets derived from capital share transactions	177,914	236,838
Net increase in net assets	217,227	217,858
Net assets:
Beginning of year	217,858	—
End of year	$435,085	$217,858
Share Transactions:
Shares issued	7,800	10,325
Shares redeemed	(1,225)	(1,150)
Increase (decrease) in net assets derived from share transactions	6,575	9,175

(1)	The Fund commenced operations on October 8, 2024.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Exchange Traded Funds	39

FINANCIAL HIGHLIGHTS

For the year or period ended March 31, 2026

For a Share Outstanding Throughout Each Year/Period

	Net asset value, beginning of year or period	Net investment income(1)	Net realized and unrealized gains (losses)	Total from operations	Distributions from net investment income	Distributions from realized gains	Total dividends and distributions	Net asset value, end of year or period	Total Return†	Net assets, end of year ($ Thousands)	Ratio of net expenses to average net assets	Ratio of expenses to average net assets (excluding waivers)	Ratio of net investment income to average net assets	Portfolio turnover†
SEI DBi Multi-Strategy Alternative ETF(2)
2026	$25.37	$0.33	$0.92	$1.25	$(0.66)	$(0.62)	$(1.28)	$25.34	5.05%	$184,858	0.80%	N/A	2.56%	–%
2025	25.98	0.67	0.13	0.80	(0.82)	(0.59)	(1.41)	25.37	3.19	188,904	1.16 (3)	1.22	2.71	–
2024^	24.85	0.96	0.83	1.79	(0.44)	(0.22)	(0.66)	25.98	7.39	183,858	1.04	1.10	3.72	–
2023^(4)	24.46	0.37	0.02	0.39	–	–	–	24.85	1.60	531	1.04	4.16	5.70	–
SEI Enhanced Low Volatility U.S. Large Cap ETF
2026	$30.68	$0.60	$1.64	$2.24	$(0.56)	$–	$(0.56)	$32.36	7.38%	$227,341	0.15%	N/A	1.88%	23%
2025	27.76	0.56	2.87	3.43	(0.51)	–	(0.51)	30.68	12.53	145,715	0.15	N/A	1.95	16
2024	25.21	0.54	2.54	3.08	(0.53)	–	(0.53)	27.76	12.47	128,408	0.15	N/A	2.04	13
2023(5)	24.79	0.48	0.25	0.73	(0.31)	–	(0.31)	25.21	3.02	11,977	0.15	N/A	2.24	24
SEI Enhanced U.S. Large Cap Momentum Factor ETF
2026	$36.09	$0.30	$9.41	$9.71	$(0.26)	$–	$(0.26)	$45.54	26.97%	$1,169,122	0.15%	N/A	0.69%	81%
2025	32.11	0.22	3.94	4.16	(0.18)	–	(0.18)	36.09	12.97	516,041	0.15	N/A	0.62	78
2024	25.51	0.21	6.64	6.85	(0.25)	–	(0.25)	32.11	27.08	462,385	0.15	N/A	0.70	40
2023(5)	26.35	0.33	(0.92)	(0.59)	(0.25)	–	(0.25)	25.51	2.74	21,047	0.15	N/A	1.52	63
SEI Enhanced U.S. Large Cap Quality Factor ETF
2026	$34.90	$0.40	$1.49	$1.89	$(0.36)	$–	$(0.36)	$36.43	5.41%	$555,562	0.15%	N/A	1.06%	34%
2025	32.15	0.37	2.72	3.09	(0.34)	–	(0.34)	34.90	9.65	279,166	0.15	N/A	1.10	40
2024	27.19	0.44	4.85	5.29	(0.33)	–	(0.33)	32.15	19.60	225,819	0.15	N/A	1.44	23
2023(5)	24.91	0.30	2.19	2.49	(0.21)	–	(0.21)	27.19	10.08	13,593	0.15	N/A	1.35	40
SEI Enhanced U.S. Large Cap Value Factor ETF
2026	$32.48	$0.70	$8.92	$9.62	$(0.63)	$–	$(0.63)	$41.47	29.88%	$1,172,541	0.15%	N/A	1.81%	44%
2025	30.98	0.61	1.44	2.05	(0.55)	–	(0.55)	32.48	6.65	526,127	0.15	N/A	1.90	60
2024	24.17	0.69	6.70	7.39	(0.58)	–	(0.58)	30.98	31.11	467,011	0.15	N/A	2.44	32
2023(5)	24.95	0.58	(0.97)	(0.39)	(0.39)	–	(0.39)	24.17	(1.52)	20,544	0.15	N/A	2.74	43
SEI Select Emerging Markets Equity ETF
2026	$24.39	$0.63	$7.59	$8.22	$(1.03)	$–	$(1.03)	$31.58	34.16%	$457,120	0.60%	N/A	2.11%	90%
2025(6)	25.00	0.24	(0.78)	(0.54)	(0.07)	–	(0.07)	24.39	(2.14)	206,065	0.60	N/A	2.07	34
SEI Select International Equity ETF
2026	$26.02	$0.77	$5.95	$6.72	$(0.75)	$–	$(0.75)	$31.99	26.14%	$930,981	0.50%	N/A	2.49%	70%
2025(6)	25.00	0.21	0.85	1.06	(0.04)	–	(0.04)	26.02	4.25	543,113	0.50	N/A	1.77	31
SEI Select Small Cap ETF
2026	$23.74	$0.12	$3.92	$4.04	$(0.16)	$–	$(0.16)	$27.62	17.10%	$435,085	0.55%	N/A	0.44%	98%
2025(6)	25.30	0.13	(1.63)	(1.50)	(0.06)	–	(0.06)	23.74	(5.96)	217,858	0.55	N/A	1.07	24

^	Per share amounts have been adjusted for the reorganization of the SIMT Liquid Alternative Fund into the SEI DBI Multi-Strategy ETF (the "Fund") via issuance of 0.4088 shares of the Fund in exchange for every Class F share of the SIMT Liquid Alternative Fund. Prior to the Reorganization, the share classes of the SIMT Liquid Alternative Fund were consolidated into a single class of shares (see Note 8 in the Notes to Financial Statements)
†	Returns and portfolio turnover rate are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
(1)	Per share calculated using average shares.
(2)	Effective as of close of business on August 22, 2025, the SIMT Liquid Alternative Fund was reorganized into the Fund. Information presented prior to close of business August 22, 2025 is that of the SIMT Liquid Alternative Fund. See Note 1 and Note 8 in the Notes to Financial Statements. Information for 2025 is for the year ended September 30, 2025. Information for 2026 is for the six month period ended March 31, 2026. All ratios for the period have been annualized.
(3)	The expense ratio includes a proxy fee expense and reorganization expenses. Had these expenses been excluded the ratio would have been 1.01%
(4)	Commenced operations on June 30, 2023. All ratios for the period have been annualized.
(5)	Commenced operations on May 18, 2022. All ratios for the period have been annualized.
(6)	Commenced operations on October 8, 2024. All ratios for the period have been annualized.
N/A	Not Applicable

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

40	SEI Exchange Traded Funds

NOTES TO FINANCIAL STATEMENTS

March 31, 2026

1. ORGANIZATION

SEI Exchange Traded Funds (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated October 7, 2021.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with eight funds: SEI DBi Multi-Strategy Alternative ETF, SEI Enhanced Low Volatility U.S. Large Cap ETF, SEI Enhanced U.S. Large Cap Momentum Factor ETF, SEI Enhanced U.S. Large Cap Quality Factor ETF, SEI Enhanced U.S. Large Cap Value Factor ETF, SEI Select Emerging Markets Equity ETF, SEI Select International Equity ETF, and SEI Select Small Cap ETF (each a “Fund” and together the “Funds”) each of which are diversified Funds. Each Fund’s prospectus provides a description of its investment goal, principal investment strategies and risks. The SEI Enhanced U.S. Large Cap Quality Factor ETF, SEI Enhanced U.S. Large Cap Momentum Factor ETF, SEI Enhanced U.S. Large Cap Value Factor ETF, SEI Enhanced Low Volatility U.S. Large Cap ETF commenced operations on May 18, 2022. The SEI Select Emerging Markets Equity ETF, SEI Select International Equity ETF and SEI Select Small Cap ETF commenced operations on October 8, 2024. The Board of Trustees of SEI Institutional Managed Trust (SIMT) (the “Target Entity”) approved, on behalf of the SIMT Liquid Alternative Fund (the “Acquired Fund”), an Agreement and Plan of Reorganization (the “Reorganization”) dated August 21, 2025, with SEI Exchange Traded Funds (the “Acquiring Entity”), specifically its newly created series, the SEI DBi Multi-Strategy Alternative ETF (the “Acquiring Fund”). The Reorganization involved the transfer of all assets and liabilities of the Acquired Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund. These shares were then distributed to shareholders of the Acquired Fund, resulting in the complete liquidation and dissolution of the Acquired Fund. The Acquiring Fund is a shell series created solely for this purpose and had no prior assets or liabilities other than seed capital. Prior to the closing date of August 22, 2025, the Acquired Fund consolidated its share classes into a single class and redeemed all fractional shares (see Note 8, Reorganization). This ensured that each shareholder held a single class of shares with an aggregate value equal to their previous holdings. Upon the closing, shareholders of the Acquired Fund received Acquiring Fund Shares on a pro rata basis, with ownership recorded electronically by the Acquiring Fund’s transfer agent. No physical share certificates were issued, and fractional shares were not distributed. The Acquiring Fund assumed the performance history, financial records, and tax attributes of the Acquired Fund, including earnings and profits and capital loss carryovers. Additionally, the Acquired Fund provided all necessary shareholder documentation, tax records, and compliance certifications to the Acquiring Fund to ensure continuity and regulatory compliance. The assets of each Fund are segregated, and an Authorized Participant’s interest is limited to the Fund in which shares are held.

On September 16, 2025, the Board approved a change to SEI DBi Multi-Strategy Alternative ETF’s fiscal year end, from September 30 to March 31. The change was implemented to align the fiscal year of SEI DBi Multi-Strategy Alternative ETF with the fiscal year end of the other affiliated funds of the Trust advised by the Adviser.

As a result of this change, the accompanying financial statements reflect the six-month period from October 1, 2025 through March 31, 2026, which represents a transition period associated with the change in fiscal year-end.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The Funds are investment companies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Funds follow the accounting and reporting guidelines for investment companies. The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Pursuant to the requirements of the 1940 Act and Rule 2a-5, the administrator, as delegated by the Board of Trustees (the “Board”), has the responsibility for the valuation of Fund investments with readily available market quotations in accordance with the Funds’ Valuation and Pricing Policy. The Trust's Board of Trustees has designated SEI Investments Management Corporation (“SIMC”) as the Valuation Designee for the Funds pursuant to Rule 2a-5 (the “Rule”) under the 1940 Act. The Valuation Designee has the responsibility for the fair value determination with respect to all Fund investments that do not have readily available market quotations or quotations that are no longer reliable. SIMC has appointed a Valuation Committee (the “Committee”) and has established a Valuation and Pricing Policy to implement the Rule and the Funds’ Valuation and Pricing Policy (together the “Policy”). Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (NASDAQ) or as otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded or, if there is no such reported sale, at the most recent quoted bid price. A Fund values securities traded on NASDAQ at the NASDAQ Official Closing Price. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable Net Asset Value (“NAV”) per share, with the exception of ETFs, which are priced as equity securities. These open-end investment companies’ shares are offered in separate prospectuses, each of which describes the process by which the applicable investment company’s NAV is determined. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, a Fund will value the securities using a bid price from at least one independent broker.

SEI Exchange Traded Funds	41

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2026

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify SIMC, as Valuation Designee, if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Policy provides that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board. However, when the change would not materially affect the valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of a Fund’s existing pricing agent or pricing methodology, ratification may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not "readily available" are valued in accordance with Rule 2a-5 and the Policy.

The Committee must monitor for circumstances that may necessitate that a security be valued using Fair Value Procedures which can include: (i) the security's trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, (iv) the security has not been traded for an extended period of time, (v) the security's primary pricing source is not able or willing to provide a price, (vi) trading of the security is subject to local government-imposed restrictions; or (vii) a significant event (as defined below). When a security is valued in accordance with the Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the type of security or asset, (ii) the last trade price, (iii) evaluation of the forces that influence the market in which the security is purchased and sold, (iv) the liquidity of the security, (v) the size of the holding in a Fund or (vi) any other appropriate information.

The Committee is responsible for selecting and applying, in a consistent manner, the appropriate methodologies for determining and calculating the fair value of holdings of the Funds, including specifying the key inputs and assumptions specific to each asset class or holding.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. As of March 31, 2026, there were no fair valued securities held by the Funds.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

42	SEI Exchange Traded Funds

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The valuation techniques used by the Funds to measure fair value during the year or period ended March 31, 2026 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the year or period ended March 31, 2026, there have been no significant changes to the inputs or the Trust’s fair valuation methodologies.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/ or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which is not materially different from the effective interest method. Amortization of premiums and discounts is included in interest income.

Cash and Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash and cash equivalents on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.

Foreign Currency Translation — The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(i) market value of investment securities, assets and liabilities at the current rate of exchange; and

(ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of investment securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Futures Contracts — To the extent consistent with its Investment Objective and Strategies, the SEI DBi Multi-Strategy Alternative ETF may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of March 31, 2026, if applicable.

Dividends and Distributions to Shareholders — The Funds will distribute substantially all of their net investment income quarterly and all net realized capital gains, if any, at least annually. All dividends and distributions are recorded on ex-dividend date.

SEI Exchange Traded Funds	43

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2026

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Creation Units — The Funds issue and redeem their shares (“Shares”) on a continuous basis at NAV and only in large blocks of Shares referred to as “Creation Units”. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day.

3. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SIMC serves as investment adviser (the

“Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each fund. Pursuant to the Investment Advisory Agreement entered into with the Trust, SIMC has agreed to pay all Fund expenses, except for the fees paid to SIMC for advisory services, interest expenses, dividend and other expenses on securities sold short, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions (including brokerage commissions), acquired fund fees and expenses, distribution fees or expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (if any), fees and expenses of the Board of Trustees, litigation expenses and any extraordinary expenses.

SEI Investments Global Funds Services (the “Administrator”) is the administrator for the Funds.

SEI Investments Distribution Co. (the “Distributor”) is the distributor of creation units. The Funds have adopted a Distribution and Servicing Plan (the Plan). The Plan permits each Fund to pay the Distributor, or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the shares of the Fund ("12b-1 fee"). However, payment of a 12b-1 fee has not been authorized at this time.

The following table reflects each Fund’s contractual Advisory Fee (expressed as an annual rate). The rates shown are fixed rates based on each Fund’s daily net assets.

Advisory Fee
SEI DBi Multi-Strategy Alternative ETF	0.800%
SEI Enhanced Low Volatility U.S. Large Cap ETF	0.150%
SEI Enhanced U.S. Large Cap Momentum Factor ETF	0.150%
SEI Enhanced U.S. Large Cap Quality Factor ETF	0.150%
SEI Enhanced U.S. Large Cap Value Factor ETF	0.150%
SEI Select Emerging Markets Equity ETF	0.600%
SEI Select International Equity ETF	0.500%
SEI Select Small Cap ETF	0.550%

For the period October 1, 2024, through August 22, 2025, during which the SEI DBi Multi-Strategy Alternative ETF operated as a mutual fund, SIMC was entitled to a fee of 0.50% which was calculated daily and paid monthly based on the average daily net assets of the Fund. SEI Investments Global Funds Services provided administrative and transfer agency services for an annual fee based on average daily net assets. SEI Investments Distribution Co. served as the distributor of the Fund’s shares. The Fund had adopted a Shareholder Services Plan applicable to Class F Shares, allowing for service fees based on average daily net assets of 0.25%. These fees were paid to the Distributor, which could use them to compensate financial intermediaries for shareholder services. The Adviser, Administrator, and/or Distributor voluntarily agreed to waive a portion of their fees to maintain total direct operating expenses (excluding certain items such as interest from borrowings, taxes, brokerage commissions, Trustee fees, proxy fees, prime brokerage fees, interest and dividend expenses related to short sales and extraordinary expenses, not to include reorganization expenses) at a specified level. These waivers were voluntary and could be discontinued at any time.

44	SEI Exchange Traded Funds

The following is a summary of annual fees payable to the Administrator:

First $1.5 Billion	Next $500 Million	Next $500 Million	Next $500 Million	Over $3 Billion
0.300%	0.2550%	0.2100%	0.1650%	0.120%

Following the Acquired Fund’s reorganization to an exchange-traded fund ("ETF"), the Adviser is entitled to a contractual Advisory Fee (expressed as an annual rate) of 0.80% which is calculated daily and paid monthly based on average daily net assets. Under the ETF structure, SIMC has agreed to pay all Fund expenses, except for the fees paid to SIMC for advisory services, interest expenses, dividend and other expenses on securities sold short, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions (including brokerage commissions), acquired fund fees and expenses, distribution fees or expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (if any), fees and expenses of the Board of Trustees, litigation expenses and any extraordinary expenses.

As of March 31, 2026, SIMC has entered into investment sub-advisory agreements with the following unaffiliated parties:

Investment Sub-Adviser

SEI DBi Multi-Strategy Alternative ETF

Dynamic Beta Investments, LLC

SEI Select Emerging Markets Equity ETF

Aikya Investment Management Ltd.

Robeco Institutional Asset Management US Inc.

SEI Select International Equity ETF

Brown Advisory LLC

Pzena Investment Management LLC

SEI Select Small Cap ETF

Easterly Investment Partners LLC

Geneva Capital Management LLC

Brokerage Commissions Paid to Affiliates — The Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission (“SEC”). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions.

There were no such commissions for the year or period ended March 31, 2026.

Payment to Affiliates — Certain Officers and Trustees of the Trust are also Officers and/or Directors of the Administrator, Adviser and/or the Distributor.

The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Distributor pays compensation of Officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“the Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

As of, and during the year or period ended March 31, 2026, the Trust had not participated in the Program.

4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, excluding in-kind transactions and short-term securities during the year ended March 31, 2026, were as follows:

SEI Exchange Traded Funds	45

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2026

	SEI Enhanced U.S. Large Cap Quality Factor ETF ($ Thousands)	SEI Enhanced U.S. Large Cap Momentum Factor ETF ($ Thousands)	SEI Enhanced U.S. Large Cap Value Factor ETF ($ Thousands)	SEI Enhanced Low Volatility U.S. Large Cap ETF ($ Thousands)
Purchases
U.S. Government	$—	$—	$—	$—
Other	170,594	697,302	376,873	42,439
Sales
U.S. Government	—	—	—	—
Other	143,127	694,239	375,474	43,355

	SEI Select Emerging Markets Equity ETF ($ Thousands)	SEI Select International Equity ETF ($ Thousands)	SEI Select Small Cap ETF ($ Thousands)
Purchases
U.S. Government	$—	$—	$—
Other	487,675	521,005	321,935
Sales
U.S. Government	—	—	—
Other	284,074	515,898	322,495

For the year or period ended March 31, 2026, in-kind transactions associated with creations and redemptions were as follows:

	Purchases ($ Thousands)	Sales ($ Thousands)	Realized Gain ($ Thousands)
SEI Enhanced Low Volatility U.S. Large Cap ETF	$117,958	$44,480	$11,153
SEI Enhanced U.S. Large Cap Momentum Factor ETF	905,805	412,911	130,212
SEI Enhanced U.S. Large Cap Quality Factor ETF	330,415	85,164	28,083
SEI Enhanced U.S. Large Cap Value Factor ETF	730,880	272,718	81,009
SEI Select Emerging Markets Equity ETF	14,258	36,477	7,677
SEI Select International Equity ETF ETF	476,934	224,256	56,243
SEI Select Small Cap ETF	210,380	32,222	7,939

For the six month period ended March 31, 2026, the SEI DBi Multi-Strategy Alternative ETF did not purchase or sell any investment securities or engage in any in-kind transactions with creations and redemptions.

5. DERIVATIVE TRANSACTIONS:

The following tables show the derivatives categorized by underlying risk exposure.

The fair value of derivative instruments as of March 31, 2026, was as follows ($ Thousands):

	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities	Fair Value		Statement of Assets and Liabilities	Fair Value
Derivatives not accounted for as hedging instruments:
SEI DBi Multi-Strategy Alternative ETF
Interest rate contracts	Unrealized appreciation on futures contracts	$214	*	Unrealized depreciation on futures contracts	$21	*
Equity contracts	Unrealized appreciation on futures contracts	1,047	*	Unrealized depreciation on futures contracts	679	*
Foreign exchange contracts	Unrealized appreciation on futures contracts	143	*	Unrealized depreciation on futures contracts	861	*
Total Derivatives not accounted for as hedging instruments		$1,404			$1,561

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the year or period ended March 31, 2026.

46	SEI Exchange Traded Funds

Amount of realized gain (loss) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
SEI DBi Multi-Strategy Alternative ETF
Interest rate contracts	$—	$—	$(2,400)	$—	$—	$(2,400)
Foreign exchange contracts	—	—	3,564	—	—	3,564
Equity contracts	—	—	6,813	—	—	6,813
Total	$—	$—	$7,977	$—	$—	$7,977

Change in unrealized appreciation (depreciation) on derivatives reorganized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
SEI DBi Multi-Strategy Alternative ETF
Interest rate contracts	$—	$—	$791	$—	$—	$791
Foreign exchange contracts	—	—	(983)	—	—	(983)
Equity contracts	—	—	(1,115)	—	—	(1,115)
Total	$—	$—	$(1,307)	$—	$–	$(1,307)

The effect of derivative instruments on the Statement of Operations for the year ended September 30, 2025.

Amount of realized gain (loss) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
SEI DBi Multi-Strategy Alternative ETF
Interest rate contracts	—	—	(5,025)	—	—	(5,025)
Foreign exchange contracts	—	—	(1,460)	—	—	(1,460)
Equity contracts	—	—	8,754	—	—	8,754
Total	$—	$—	$2,269	$—	$—	$2,269

Change in unrealized appreciation (depreciation) on             derivatives reorganized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
SEI DBi Multi-Strategy Alternative ETF
Interest rate contracts	$—	$—	$(207)	$—	$—	$(207)
Foreign exchange contracts	—	—	333	—	—	333
Equity contracts	—	—	(1,919)	—	—	(1,919)
Total	$—	$—	$(1,793)	$—	$–	$(1,793)

The following table discloses the average quarterly balances of derivative activity during the year or period ended March 31, 2026 ($ Thousands):

SEI DBi Multi-Strategy Alternative ETF
Futures Contracts:
Average Notional Balance Long	$252,102
Average Notional Balance Short	119,512

6. FEDERAL TAX INFORMATION:

It is each Fund’s intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income

(including net capital gains). Accordingly, no provision for Federal income taxes is required.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that as of March 31, 2026, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

SEI Exchange Traded Funds	47

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2026

The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital and distributable earnings/(accumulated losses), as appropriate, in the period that the differences arise. The permanent differences are primarily attributable to nontaxable in-kind redemptions, certain foreign currency related transactions, basis adjustments for gains and losses on passive foreign investment companies, and reclassification of long-term capital gain distributions on REIT securities.

	Paid-in- Capital ($ Thousands)	Accumulated Realized Gain/(Loss) ($ Thousands)
SEI Enhanced Low Volatility U.S. Large Cap ETF	11,150	(11,150)
SEI Enhanced U.S. Large Cap Momentum Factor ETF	130,193	(130,193)
SEI Enhanced U.S. Large Cap Quality Factor ETF	28,013	(28,013)
SEI Enhanced U.S. Large Cap Value Factor ETF	80,918	(80,918)
SEI Select Emerging Markets Equity ETF	7,156	(7,156)
SEI Select International Equity ETF	56,027	(56,027)
SEI Select Small Cap ETF	7,889	(7,889)

The tax character of dividends and distributions paid during the fiscal years ended March 31, 2026 and March 31, 2025 were as follows:

	Ordinary Income ($ Thousands)	Long-Term Capital Gain ($ Thousands)	Total ($ Thousands)
SEI DBi Multi-Strategy Alternative ETF
2026	$6,584	$2,693	$9,277
2025	8,392	2,748	11,140
2024†	311	80	391
SEI Enhanced Low Volatility U.S. Large Cap ETF
2026	3,014	—	3,014
2025	2,359	—	2,359
SEI Enhanced U.S. Large Cap Momentum Factor ETF
2026	4,694	—	4,694
2025	2,603	—	2,603
SEI Enhanced U.S. Large Cap Quality Factor ETF
2026	3,843	—	3,843
2025	2,474	—	2,474
SEI Enhanced U.S. Large Cap Value Factor ETF
2026	13,011	—	13,011
2025	8,298	—	8,298
SEI Select Emerging Markets Equity ETF
2026	10,816	—	10,816
2025	612	—	612
SEI Select International Equity ETF
2026	16,705	—	16,705
2025	844	—	844
SEI Select Small Cap ETF
2026	1,814	—	1,814
2025	516	—	516

†	Presented due to Fund reorganization. See Note 1 in Notes to Financial Statements.

48	SEI Exchange Traded Funds

As of March 31, 2026, the components of Distributable Earnings/(Accumulated Losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post October Losses ($ Thousands)	Late Year Ordinary Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
SEI DBi Multi-Strategy Alternative ETF	$2,157	$1,593	$—	$—	$—	$—	$1	$3,751
SEI Enhanced Low Volatility U.S. Large Cap ETF	1,009	—	(5,160)	—	—	18,770	—	14,619
SEI Enhanced U.S. Large Cap Momentum Factor ETF	2,179	—	(72,905)	—	—	110,758	—	40,032
SEI Enhanced U.S. Large Cap Quality Factor ETF	1,440	—	(12,478)	—	—	1,988	(1)	(9,051)
SEI Enhanced U.S. Large Cap Value Factor ETF	5,032	—	(37,463)	—	—	149,358	—	116,927
SEI Select Emerging Markets Equity ETF	3,384	2,523	—	—	—	48,089	—	53,996
SEI Select International Equity ETF	4,802	—	(11,770)	—	—	100,546	3	93,581
SEI Select Small Cap ETF	177	—	(24,591)	—	—	33,001	—	8,587

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Losses carried forward are as follows:

	Short-Term	Long-Term	Total Capital Loss Carryforwards ($ Thousands)
SEI Enhanced Low Volatility U.S. Large Cap ETF	$2,873	$2,287	$5,160
SEI Enhanced U.S. Large Cap Momentum Factor ETF	72,905	—	72,905
SEI Enhanced U.S. Large Cap Quality Factor ETF	11,781	697	12,478
SEI Enhanced U.S. Large Cap Value Factor ETF	29,361	8,102	37,463
SEI Select International Equity ETF	11,770	—	11,770
SEI Select Small Cap ETF	24,591	—	24,591

During the year ended March 31, 2026, the SEI Select Emerging Markets Equity ETF utilized $2,323 ($Thousands) in short-term capital loss carryforwards to offset capital gain.

For Federal income tax purposes, the cost of securities owned at March 31, 2026, and the net realized gains or losses on securities sold for the period were different from amounts reported for financial reporting purposes. These differences are primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at March 31, 2026, was as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
SEI DBi Multi-Strategy Alternative ETF	$—	$—	$—	$—
SEI Enhanced Low Volatility U.S. Large Cap ETF	207,193	31,512	(12,742)	18,770
SEI Enhanced U.S. Large Cap Momentum Factor ETF	1,049,337	153,735	(42,977)	110,758
SEI Enhanced U.S. Large Cap Quality Factor ETF	551,331	40,349	(38,361)	1,988
SEI Enhanced U.S. Large Cap Value Factor ETF	1,014,424	186,853	(37,495)	149,358
SEI Select Emerging Markets Equity ETF	404,185	70,964	(22,875)	48,089
SEI Select International Equity ETF	820,090	135,588	(35,042)	100,546
SEI Select Small Cap ETF	401,100	67,664	(34,663)	33,001

SEI Exchange Traded Funds	49

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2026

The Funds did not pay any federal or state and local income taxes. Certain Funds paid income taxes in foreign jurisdictions for the year ended March 31, 2026. Cash paid for income taxes, net of refunds received, were as follows:

	SEI DBi Multi-Strategy Alternative ETF	SEI Enhanced Low Volatility U.S. Large Cap ETF	SEI Enhanced U.S. Large Cap Momentum Factor ETF
Income Taxes by Foreign Jurisdiction:
Ireland	$–	$–	$5,332
Puerto Rico	–	–	–
Switzerland	–	567	–
Other*	–	–	–
Total Income Taxes Paid, Net of Refunds	$–	$567	$5,332

	SEI Enhanced U.S. Large Cap Quality Factor ETF	SEI Enhanced U.S. Large Cap Value Factor ETF	SEI Select Emerging Markets Equity ETF
Income Taxes by Foreign Jurisdiction:
Brazil	$–	$–	$87,423
Hong Kong	–	–	76,467
India	–	–	196,191
Luxembourg	–	31,266	–
Puerto Rico	–	21,134	–
South Africa	–	–	93,273
South Korea	–	–	245,567
Taiwan	–	–	242,534
Other*	–	–	216,850
Total Income Taxes Paid, Net of Refunds	$–	$52,400	$1,158,305

	SEI Select International Equity ETF	SEI Select Small Cap ETF
Income Taxes by Foreign Jurisdiction:
Canada	$–	$18,377
France	354,807	–
Germany	280,014	–
Italy	184,563	–
Japan	670,550	–
Netherlands	174,790	–
Puerto Rico	–	3,660
Spain	189,381	–
Switzerland	186,479	–
Other*	646,431	–
Total Income Taxes Paid, Net of Refunds	$2,687,015	$22,037

*	Represents foreign jurisdictions where taxes paid, net of refunds received, were less than 5% of the total income taxes paid by the Funds.

7. CONCENTRATION/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, management believes that, based on experience, the risk of loss from such claims is considered remote.

To the extent consistent with its Investment Strategy, a Fund may have one of more of the following principal risks:

Equity Securities Risk — Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes.

Quality Securities Risk — There is no guarantee that the past performance of stocks that SIMC determines are quality will continue. Companies that issue these stocks may experience lower than expected returns or may experience negative growth, as well as increased leverage, resulting in lower than expected or negative returns to Fund shareholders. Many factors can affect a stock’s quality and performance, and the impact of these factors on a stock or its price can be difficult to predict.

50	SEI Exchange Traded Funds

Momentum Securities Risk — Stocks that previously exhibited high momentum characteristics may not experience positive momentum or may experience more volatility than the market as a whole.

Value Securities Risk — Securities issued by companies that may be perceived as undervalued may fail to appreciate for long periods of time and may never realize their full potential value. SIMC may be unsuccessful in identifying undervalued securities. Value securities have generally performed better than non-value securities during periods of economic recovery (although there is no assurance that they will continue to do so). Value securities may go in and out of favor over time.

Volatility Risk — Although SIMC seeks to construct a portfolio with lower volatility than the broad U.S. large cap equity market, there is no guarantee that SIMC will be successful. As a result, the Fund may not be any less volatile than the market as a whole, and could be more volatile.

Quantitative Investing Risk — Due to the significant role technology plays in quantitative strategies, they carry the risk of unintended or unrecognized issues or flaws in the design, coding, implementation or maintenance of the computer programs or technology used in the development and implementation of the quantitative strategy. Utility interruptions or other key systems outages also can impair the performance of quantitative investment strategies.

Large-Capitalization Companies Risk — Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions, may be more mature and may be subject to more limited growth potential compared with smaller capitalization companies.

Market Risk — The market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. The Funds’ market price may deviate from the value of the Funds’ underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the Fund shares bought or sold. This can be reflected as a spread between the bid and ask prices for a Fund quoted during the day or a premium or discount in the closing price from the Funds’ NAV.

Risk of Investing in the U.S. — Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Funds have exposure.

Issuer Risk — The performance of the Funds depends on the performance of individual securities to which the Funds have exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the Funds to decline.

Market Trading Risk — The Funds face numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. Active trading markets for the Funds’ shares may not be developed or maintained by market makers or Authorized Participants (as defined below). Authorized Participants are not obligated to make a market in the Funds’ shares or to submit purchase or redemption orders for Creation Units (as defined below). In times of market stress, market makers or Authorized Participants may step away from their respective roles, which could lead to variances between the market price of the Funds’ shares and its underlying NAV. Trading in shares on an exchange may be halted in certain circumstances. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Funds. Any of these factors could lead the Funds’ shares to trade at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Funds in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market, particularly during times of market stress. SIMC cannot predict whether shares will trade above (premium), below (discount) or at NAV or whether the spread between bid and ask prices will widen. In addition, there can be no assurance that the requirements of the listing exchange necessary to maintain the listing of the Funds will continue to be met.

Convertible and Preferred Securities Risk — Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible bonds may be more sensitive to changes in interest rates than stocks. Convertible bonds may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

Depositary Receipts Risk — Depositary receipts, such as American Depositary Receipts, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environment.

SEI Exchange Traded Funds	51

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2026

Warrants and Rights Risk — Warrants and rights may lack a liquid secondary market for resale. The prices of warrants and rights may fluctuate as a result of speculation or other factors. Warrants and rights can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants and rights do not necessarily move in tandem with the prices of their underlying securities and are highly volatile and speculative investments. If a warrant or right expires without being exercised, the Funds will lose any amount paid for the warrant or right.

Liquidity Risk — In stressed market conditions, the market for a Funds’ shares may become less liquid in response to deteriorating liquidity in the markets for the Funds’ underlying portfolio holdings. This adverse effect on liquidity for the Funds’ shares in turn could lead to differences between the market price of the Funds’ shares and its underlying NAV and/or widening the spread between bid and ask prices.

Management Risk — SIMC may not successfully implement the Funds’ investment strategies and, as a result, the Funds may not meet their investment objective and/or underperform other investment vehicles with similar investment objectives and strategies.

Operational Risk — The Funds are exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Funds’ service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures.

Authorized Participant Concentration Risk — Only broker-dealers (referred to as “Authorized Participants” or “APs”) that have executed authorized participation agreements with respect to the Trust may engage in creation or redemption transactions directly with the Funds, and no AP is obligated to engage in creation and/or redemption transactions. To the extent that APs exit the business or are unable to proceed with orders, Fund shares may be more likely to trade at a premium or discount to NAV, have wider spreads between bid and ask prices or face trading halts or delisting.

Cybersecurity Risk — Failures or breaches of the electronic systems of the Funds, SIMC, the Fund’s distributor, and other service providers, market makers, APs or the issuers of securities in which the Funds invest have the ability to cause disruptions, negatively impact the Funds’ business operations and/or potentially result in financial losses to the Funds and their shareholders.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. Investments in emerging markets are subject to the added risk that information in emerging market investments may be unreliable or outdated due to differences in regulatory, accounting or auditing and financial record keeping standards, or because less information about emerging market investments is publicly available. In addition, the rights and remedies associated with emerging market investments may be different than investments in developed markets. A lack of reliable information, rights and remedies increase the risks of investing in emerging markets in comparison to more developed markets. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Country Concentration Risk — The Fund’s concentration of its assets in issuers located in a single country or a limited number of countries will increase the impact of, and potential losses associated with, the risks set forth in the Foreign Investment/Emerging Markets Risk.

Risk of Investing in China — China is an emerging market, and as a result, investments in securities of companies organized and listed in China may be subject to liquidity constraints and significantly higher volatility, from time to time, than investments in securities of more developed markets. China may be subject to considerable government intervention and varying degrees of economic, political and social instability. Internal social unrest or confrontations with other neighboring countries could have a significant impact on the economy of China. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. There also is no guarantee that the Chinese government will not revert from its current open-market economy to an economic policy of central planning. These factors may result in, among other things, a greater risk of stock market, interest rate, and currency fluctuations, as well as inflation. Accounting, auditing and financial reporting standards in China are different from U.S. standards and, therefore, disclosure of certain material information may not be made, may be less available, or may be less reliable. It may also be difficult or impossible for the Fund, U.S. authorities and regulators to obtain or enforce a judgment in a Chinese court. In addition, periodic U.S. Government restrictions on investments in Chinese companies may result in a Fund having to sell such prohibited securities at inopportune times. Such prohibited securities may have less liquidity as a result of such U.S. Government designation and the market price of such prohibited securities may decline, which may cause the Fund to incur losses. The Fund may also be subject to additional risks related to investments in VIEs. Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company’s performance and the enforceability of the VIE’s contractual arrangements with the Chinese company. The Fund may, directly or indirectly, purchase China A-Shares through Stock Connect or that may be available in the future through additional stock connect programs, a mutual market access program designed to, among other things, enable foreign investment in the People’s Republic of China (PRC) via brokers in Hong Kong. There are significant risks inherent in investing in China A-Shares through Stock Connect. The underdeveloped state of PRC’s investment and banking systems subjects the settlement, clearing, and registration of China A-Shares transactions to heightened risks. Stock Connect can only operate when both PRC and Hong Kong markets are open for trading and when banking services are available in both markets on the corresponding settlement days. As such, if either or both markets are closed on a U.S. trading day, the Fund may not be able to dispose of its China A-Shares in a timely manner, which could adversely affect the Fund’s performance.

52	SEI Exchange Traded Funds

Small and Medium Capitalization Risk — The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter (OTC). OTC stocks may trade less frequently and in smaller volume than exchange listed stocks and may have more price volatility than that of exchange-listed stocks.

Derivatives Risk — The Fund’s use of futures contracts, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk and liquidity risk are described below. Many over-the-counter (OTC) derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of forward contracts and swap agreements is also subject to credit risk and valuation risk. Credit risk is described below. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

Long/Short Risk — A Fund may seek long exposure to certain financial instruments and short exposure to certain other financial instruments. There is no guarantee that the returns on a Fund’s long or short positions will produce positive returns and the Fund could lose money if either or both the Fund’s long and short positions produce negative returns.

Asset Allocation Risk — A Fund's investments in derivatives may be indirectly subject to asset allocation risk, which is the risk that the allocation of the Fund's assets among various asset classes will cause the Fund to underperform other funds with a similar investment objective and/or underperform the markets in which the Fund invests.

8. REORGANIZATION

Effective as of the close of business on August 22, 2025, the SEI DBi Multi-Strategy Alternative ETF (the “Acquiring Fund”) acquired all of the assets and assumed all of the liabilities of the SIMT Liquid Alternative Fund (the “Acquired Fund”), pursuant to a Plan of Reorganization approved by the Board of Trustees. The Board believed the Reorganization was in the best interests of the Acquired Fund shareholders as they would benefit from lower expenses and intraday trading. The Acquiring Fund is the legal surviving entity in the Reorganization, while the Acquired Fund is the accounting survivor or continuing portfolio for purposes of financial and performance history. The Reorganization was accomplished by a tax-free exchange as follows:

SEI Exchange Traded Funds	53

NOTES TO FINANCIAL STATEMENTS (Concluded)

March 31, 2026

For every 1 share of the SIMT Liquid Alternative Fund, shareholders received 0.4088 shares of the SEI DBi Multi-Strategy Alternative ETF. Immediately following the Reorganization, SEI DBi Multi-Strategy Alternative ETF held 7,469,631 shares outstanding and net assets of $186,745,983.

Prior to the Reorganization, on August 3, 2025, the Class Y shares of the SIMT Liquid Alternative Fund were converted to Class F shares. Additionally, prior to the Reorganization shareholders received a cash payment for each fractional share they held. The performance and financial history shown of the class is solely that of the Fund's Class F shares.

The investment objectives and accounting policies of both funds are substantially the same. No securities were bought or sold by the Acquiring Fund to realign its portfolio following the reorganization. Refer to the Fund’s Statement of Assets and Liabilities for details regarding the cost of the Reorganization.

9. SEGMENT REPORTING

The Funds adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – “Improvements to Reportable Segment Disclosures” (“ASU 2023-07”). Adoption of this standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s Chief Financial Officer serves as the CODM. The CODM reviews Fund level financial information, including total returns, expense ratios, changes in net assets, schedules of investments, and other performance and profitability reports, to assess the Fund’s operating results. Each Fund is structured as an investment company and represents a single operating segment. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the accompanying Statements of Operations.

10. RECENT ACCOUNTING PRONOUNCEMENT

In this reporting period, the Funds adopted FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. Adoption of the new standard impacted financial statement disclosures only and did not affect any Funds’ financial position or the results of its operations.

11. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosure and/or adjustments were required to the financial statements.

54	SEI Exchange Traded Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Funds and Board of Trustees

SEI Exchange Traded Funds:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities for each of the funds listed in the Appendix, each a fund within SEI Exchange Traded Funds (collectively, the Funds), including the schedules of investments, as of March 31, 2026, the related statements of operations for the year or period listed in the Appendix, the statements of changes in net assets for each of the years or periods listed in the Appendix, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods listed in the Appendix. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of March 31, 2026, the results of their operations for the year or period listed in the Appendix, the changes in their net assets for each of the years or periods listed in the Appendix, and the financial highlights for each of the years or periods listed in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due tov error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian, transfer agent, and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more SEI Funds investment companies since 2005.

Philadelphia, Pennsylvania

May 29, 2026

SEI Exchange Traded Funds	55

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Concluded)

Appendix

Funds with commencement of operations during the year ended March 31, 2023:

SEI Enhanced Low Volatility U.S. Large Cap ETF

SEI Enhanced U.S. Large Cap Momentum Factor ETF

SEI Enhanced U.S. Large Cap Quality Factor ETF

SEI Enhanced U.S. Large Cap Value Factor ETF

Statements of operations for the year ended March 31, 2026

Statements of changes in net assets for each of the years in the two-year period ended March 31, 2026 Financial highlights for each of the years in the three-year period ended March 31, 2026 and the period from May 18, 2022 (commencement of operations) through March 31, 2023

Funds with commencement of operations during the year ended September 30, 2023:

SEI DBi Multi-Strategy Alternative ETF

Statements of operations for the six-month period ended March 31, 2026 and for the year ended September 30, 2025

Statements of changes in net assets for the six-month period ended March 31, 2026 and for each of the years in the two-year period ended September 30, 2025

Financial highlights for the six-month period ended March 31, 2026, for each of the years in the two-year period ended September 30, 2025 and the period from June 30, 2023 (commencement of operations) through September 30, 2023

Funds with commencement of operations during the year ended March 31, 2025:

SEI Select Emerging Markets Equity ETF

SEI Select International Equity ETF

SEI Select Small Cap ETF

Statements of operations for the year ended March 31, 2026

Statements of changes in net assets for the year ended March 31, 2026 and for the period from October 8, 2024 (commencement of operations) through March 31, 2025

Financial highlights for the year ended March 31, 2026 and for the period from October 8, 2024 (commencement of operations) through March 31, 2025

56	SEI Exchange Traded Funds

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders who do not have a March 31, 2026, taxable year end, this notice is for informational purposes only. For shareholders with a March 31, 2026, taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended March 31, 2026, the Funds are designating long term and qualifying dividend income with regard to distributions paid during the year as follows:

	(A) Return of Capital	(B) Long Term Capital Gains Distributions (Tax Basis)	(C) Ordinary Income Distributions (Tax Basis)	(D) Total Distributions (Tax Basis)	(E) Dividends Qualifying for Corporate Dividends Rec. Deduction(1)	(F) Qualifying Dividend Income (15% Tax Rate for QDI)(2)	(G) U.S. Government Interest(3)	(H) Interest Related Dividends(4)	(I) Short-Term Capital Gain Dividends(5)	(J) Qualifying Business Income(6)	FTC
SEI DBi Multi-Strategy Alternative ETF	0.00%	29.03%	70.97%	100.00%	0.00%	0.00%	0.00%	0.00%	100.00%	0.00%	0.00%
SEI Low Volatility U.S. Large Cap ETF	0.00%	0.00%	100.00%	100.00%	100.00%	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SEI Enhanced U.S. Large Cap Momentum Factor ETF	0.00%	0.00%	100.00%	100.00%	100.00%	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SEI Enhanced U.S. Large Quality Factor ETF	0.00%	0.00%	100.00%	100.00%	100.00%	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SEI Enhanced U.S. Large Cap Value Factor ETF	0.00%	0.00%	100.00%	100.00%	97.25%	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SEI Select Emerging Markets Equity ETF	0.00%	0.00%	100.00%	100.00%	0.00%	36.30%	0.00%	0.00%	0.00%	0.00%	9.03%
SEI Select International Equity ETF	0.00%	0.00%	100.00%	100.00%	0.00%	100.00%	0.00%	0.00%	0.00%	0.00%	11.19%
SEI Select Small Cap ETF	0.00%	0.00%	100.00%	100.00%	100.00%	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%

(1)	“Dividends Received Deduction” represent dividends which qualify for the corporate dividends received deduction.

(2)	“Qualifying Dividend Income” represent qualifying dividends as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003. It is the intention of the Fund to designate the max amount permitted by law.

(3)	“U.S. Government Interest” represent the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut or New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)	The percentage in this column represents the amount of “Interest Related Dividend” is reflected as a percentage of ordinary income distribution. Interest related dividends is exempted from U.S. withholding tax when paid to foreign investors.

(5)	The percentage of this column represents the amount of “Short Term Capital Gain Dividend” is reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

(6)	The percentage of this column represents the amount of ordinary dividend income that qualifies for 20% Business Income Deduction.

Items (A), (B), (C) and (D) are based on the percentage of each fund’s total distribution.

Items (E), (F) and (J) are based on the percentage of “Ordinary Income Distributions.”

Item (G) is based on the percentage of gross income of each Fund.

Item (H) is based on the percentage of net investment income distributions.

Item (I) is based on the percentage of short-term capital gains distributions.

Please consult your tax adviser for proper treatment of this information. This notification should be kept with your permanent tax records.

SEI Exchange Traded Funds	57

OTHER INFORMATION (FORM N-CSR ITEMS 8-11) (Unuadited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Item 10 The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

SEI Exchange Traded Funds (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”), pursuant to which SIMC provides investment advisory services to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (each member, a “Trustee” and, collectively, the “Trustees” or the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of a Fund’s Investment Advisory Agreements be specifically approved by the vote of a majority of the outstanding shareholders of the Funds and the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”) cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for such purpose. In addition, the 1940 Act requires that the continuation or renewal of any Investment Advisory Agreement be approved at least annually (after an initial period of up to two years), which also requires the vote of a majority of the Board, including a majority of the Independent Trustees. In the case of the initial approval of a Sub-Advisory Agreement, only the approval of a majority of the Board, including a majority of the Independent Trustees, is required, pursuant to an exemptive order that has been granted to the Trust by the Securities and Exchange Commission. In connection with their consideration of such initial approvals and renewals, the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve or renew an Investment Advisory Agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to proposed new and existing Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve or renew the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

At the April 1-3, 2025 meeting of the Board, the Trustees, including a majority of the Independent Trustees, approved an amended fee schedule to the Advisory Agreement and a new Sub-Advisory Agreement for a new series of the Trust, the SEI DBi Multi-Strategy Alternative Fund. At the December 8-10, 2025 meeting of the Board, the Trustees, including a majority of the Independent Trustees, approved a brief extension of the Advisory Agreement to accommodate a revised Spring meeting schedule. Typically, the Trustees renew the Advisory Agreement at the first quarterly in-person meeting of the calendar year in March. Agreements regularly renewed at the March meeting expire on April 1 of the following year. Because the first quarterly in-person meeting of the Board in calendar year 2026 was held on March 31-April 2, 2026, the Advisory Agreement would have expired prior to the meeting, without the extension. Accordingly, the Board voted in-person at the December 8-10, 2025 meeting to extend the Advisory Agreement until the March 31-April 2, 2026 meeting. In evaluating whether to approve the extension of the Advisory Agreement, the Board considered the information made available to it throughout the course of the year by representatives of the SEI investment and compliance teams. At the March 31-April 2, 2026 meeting, the Board evaluated the Advisory Agreement in accordance with the renewal process that it typically applies during the annual contract renewal each Spring. Although outside the scope of the period covered by this report, the Board’s renewal of the Advisory Agreement at the March 31-April 2, 2026 meeting of the Board is discussed herein, consistent with prior shareholder reports of the Funds. The Board’s approval was based on its consideration and evaluation of the factors described above, as discussed at the meeting and at prior meetings, such as the December 8-10, 2025 meeting. At the March 31-April 2, 2026 meeting of the Board, the Trustees, including a majority of the Independent Trustees, also approved an amended fee schedule to the Advisory Agreement and a new Sub-Advisory Agreement for two new series of the Trust, the SEI Ang Research Enhanced U.S. Large Cap ETF and High Yield Bond & Alternative Credit ETF. Also, each Sub-Advisory Agreement was renewed at meetings of the Board held during the course of the Trust’s fiscal year on April 1-3, 2025, June 23-25, 2025, September 15-17, 2025 and December 8-10, 2025. In each case, the Board’s renewal, or initial approval, was based on its consideration and evaluation of the factors described above, as discussed at the meetings and at prior meetings, as applicable.

58	SEI Exchange Traded Funds

Specifically, during the course of the Trust’s fiscal year, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges or proposes to charge the Funds and the level of the sub-advisory fees that SIMC pays or proposes to pay the Sub-Advisers compared with fees each charge to comparable accounts; (vi) the advisory fees charged or proposed to be charged by SIMC and the Funds’ overall or estimated fees and operating expenses compared with peer groups of mutual funds prepared by Broadridge, an independent provider of investment company data that was engaged to prepare an assessment of the Funds in connection with the renewal or approval of the Investment Advisory Agreements (the “Broadridge Report”); (vii) the level or estimated level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance program, including a description of material compliance matters and material compliance violations; (ix) SIMC’s potential economies of scale; (x) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (xi) SIMC’s and the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (xii) the Funds’ (with the exception of the SEI Ang Research Enhanced U.S. Large Cap ETF and High Yield Bond & Alternative Credit ETF) performance over various periods of time compared with peer groups of mutual funds prepared by Broadridge and the Funds’ benchmark indexes. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Investment Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided or proposed to be provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated or proposed to be dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by or proposed to be provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated or proposed to be dedicated to the Funds were sufficient to support the initial approval or renewal of the Investment Advisory Agreements.

Performance. In determining whether to renew SIMC’s Advisory Agreement, the Trustees considered the Funds’ (with the exception of the SEI Ang Research Enhanced U.S. Large Cap ETF and High Yield Bond & Alternative Credit ETF) performance relative to their peer groups and appropriate indexes/benchmarks. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In assessing Fund performance, the Trustees considered the Broadridge Report. The Broadridge Report included metrics on risk analysis, volatility versus total return (only with respect to the Enhanced ETFs), net total return and performance consistency for the Funds and a universe of comparable funds. Based on the materials considered and discussed at the meetings, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied with the reasons provided to explain such performance. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support the renewal and approval of SIMC’s Advisory Agreement, and the information provided for the Sub-Advisers was sufficient to support the approval of each Sub-Advisory Agreement.

SEI Exchange Traded Funds	59

OTHER INFORMATION (FORM N-CSR ITEMS 8-11) (Unuadited) (Concluded)

With respect to the SEI Ang Research Enhanced U.S. Large Cap ETF and High Yield Bond & Alternative Credit ETF, because they were new and had not commenced operations, there was no investment performance record to evaluate when approving the Advisory Agreement and Sub-Advisory Agreements, though the Board noted that the High Yield Bond & Alternative Credit ETF was a shell ETF for purposes of reorganizing the SEI Institutional Managed Trust High Yield Bond Fund into an ETF. The High Yield Bond Fund and High Yield Bond & Alternative Credit ETF have the same adviser and sub-advisers.

Fees. With respect to the Funds’ expenses or estimated expenses under the Investment Advisory Agreement, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements, noting that SIMC, in addition to providing advisory services to the Funds, pays all of the operating expenses of the Funds, except the management fees, interest expenses, dividend and other expenses on securities sold short, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions (including brokerage commissions), acquired fund fees and expenses, distribution fees or expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (if any), fees and expenses of the Board, litigation expenses and any extraordinary expenses. Based on discussion at the meeting, the Trustees determined that the fees and expenses were below the average for the respective comparison peer group. With respect to the SEI Ang Research Enhanced U.S. Large Cap ETF and High Yield Bond & Alternative Credit ETF, the Trustees also considered a Broadridge Report, which included various metrics related to the estimated fund expenses, including, but not limited to the proposed contractual management fee as compared to a universe of comparable funds. When considering fees estimated to be paid to Sub-Advisers, as applicable, the Board took into account the fact that the Sub-Advisers would be compensated by SIMC and not by the Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser would reflect an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses or estimated expenses of the Funds are reasonable and supported the approval or renewal of the Investment Advisory Agreements.

Profitability. With regard to profitability, the Trustees considered the compensation flowing or estimated to flow to SIMC and its affiliates, directly or indirectly. The Trustees considered whether the levels or estimated levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser would reflect an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the approval of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees proposed to be paid to the Sub-Adviser would have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability or estimated profitability of SIMC is reasonable and supported the approval or renewal of the Investment Advisory Agreements.

Economies of Scale. With respect to the Advisory Agreement, the Trustees considered whether any economies of scale were being realized (or in the case of the SEI Ang Research Enhanced U.S. Large Cap ETF and High Yield Bond & Alternative Credit ETF, could be realized) by SIMC and its affiliates and, if so, whether the benefits of such economies of scale were passed along (or in the case of the SEI Ang Research Enhanced U.S. Large Cap ETF and High Yield Bond & Alternative Credit ETF, could be passed along) to the Funds’ shareholders through a graduated investment advisory fee schedule or other means. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC with respect to economies of scale.

60	SEI Exchange Traded Funds

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the approval or renewal, as applicable, of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

SEI Exchange Traded Funds	61

SEI Exchange Traded Funds / Annual Financials and Other Information / March 31, 2026

Trustees

Robert A. Nesher, Chairman

Dennis J. McGonigle

Nina Lesavoy

James M. Williams

Susan C. Cote

James B. Taylor

Christine Reynolds

Thomas Melendez

Eli Powell Niepoky

Kimberly Walker

Officers

Robert A. Nesher

President and Chief Executive Officer

Glenn R. Kurdziel

Controller and Chief Financial Officer

Stephen Panner

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

David F. McCann

Vice President, Assistant Secretary

Katherine Mason

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Marci Morgan

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom Valley Drive P.O. Box 1100 Oaks, Pennsylvania 19456

 SEI-ETF (3/26)

Item 8.   Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9.   Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10.   Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11.   Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.   Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the "Committee") currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee's Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 16.   Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.   Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.   Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19.   Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Exchange Traded Funds

By	/s/ Robert A. Nesher
Robert A. Nesher
President and Chief Executive Officer
(Principal Executive Officer)

Date: June 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President and Chief Executive Officer
(Principal Executive Officer)

Date: June 5, 2026

By	/s/ Glenn Kurdziel
Glenn Kurdziel
Controller and Chief Financial Officer
(Principal Financial Officer)

Date: June 5, 2026